UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Fund

The fund's portfolio
12/31/12 (Unaudited)

COMMON STOCKS (35.3%)(a)
			Shares	Value

Basic materials (2.2%)

Agrium, Inc. (Canada)			201	$20,082

American Vanguard Corp.			1,078	33,493

Andersons, Inc. (The)			126	5,405

Archer Daniels-Midland Co.			682	18,680

Arkema (France)			2,649	278,527

Assa Abloy AB Class B (Sweden)			7,192	270,818

BASF SE (Germany)			6,610	621,283

Bemis Co., Inc.			4,500	150,570

BHP Billiton PLC (United Kingdom)			9,449	332,033

BHP Billiton, Ltd. (Australia)			15,576	608,291

Black Earth Farming, Ltd. SDR (Jersey)(NON)			2,463	3,353

Buckeye Technologies, Inc.			1,851	53,142

Cambrex Corp.(NON)			5,904	67,188

Carpenter Technology Corp.			1,431	73,883

CF Industries Holdings, Inc.			2,336	474,582

Chicago Bridge & Iron Co., NV			5,300	245,655

Cliffs Natural Resources, Inc.			2,819	108,701

Cresud S.A.C.I.F. y A. ADR (Argentina)(NON)			503	4,185

Cytec Industries, Inc.			2,100	144,543

Domtar Corp. (Canada)			1,600	133,632

Eagle Materials, Inc.			1,276	74,646

Eastman Chemical Co.			5,400	367,470

Evraz PLC (United Kingdom)			92,997	410,475

Fortune Brands Home & Security, Inc.(NON)			8,000	233,760

Georgia Gulf Corp.			606	25,016

Golden Agri-Resources, Ltd. (Singapore)			25,000	13,458

GrainCorp, Ltd. (Australia)			1,402	18,069

Horsehead Holding Corp.(NON)			3,746	38,247

Huntsman Corp.			8,200	130,380

Incitec Pivot, Ltd. (Australia)			4,025	13,678

Innophos Holdings, Inc.			1,791	83,282

Innospec, Inc.			1,699	58,599

Intrepid Potash, Inc.			320	6,813

K&S AG (Germany)			1,130	52,244

KapStone Paper and Packaging Corp.			2,238	49,661

Koninklijke DSM NV (Netherlands)			5,097	307,014

Koppers Holdings, Inc.			1,265	48,260

Kraton Performance Polymers, Inc.(NON)			946	22,732

Kronos Worldwide, Inc.(S)			3,048	59,436

KWS Saat AG (Germany)			26	8,358

L.B. Foster Co. Class A			695	30,191

Landec Corp.(NON)			3,184	30,216

Linde AG (Germany)			1,883	328,375

LSB Industries, Inc.(NON)			5,050	178,871

LyondellBasell Industries NV Class A			11,143	636,154

Minerals Technologies, Inc.			705	28,144

Monsanto Co.			14,921	1,412,273

Mosaic Co. (The)			235	13,308

Nitto Denko Corp. (Japan)			6,900	339,484

NN, Inc.(NON)			4,771	43,702

Nufarm, Ltd. (Australia)			2,007	12,184

OM Group, Inc.(NON)			1,620	35,964

Packaging Corp. of America			4,100	157,727

PolyOne Corp.			4,887	99,793

Potash Corp. of Saskatchewan, Inc. (Canada)			687	27,954

PPG Industries, Inc.			4,800	649,680

PT Astra Agro Lestari Tbk (Indonesia)			3,000	6,154

Rio Tinto PLC (United Kingdom)			9,135	532,319

Rio Tinto, Ltd. (Australia)			4,841	336,953

Sealed Air Corp.			6,219	108,895

Sherwin-Williams Co. (The)			2,900	446,078

SLC Agricola SA (Brazil)			508	4,925

Sociedad Quimica y Minera de Chile SA ADR (Chile)			463	26,687

Syngenta AG (Switzerland)			891	359,414

Trex Co., Inc.(NON)			1,890	70,365

Tronox, Ltd. Class A			1,594	29,091

Valspar Corp.			3,700	230,880

Vilmorin & Cie (France)			59	7,297

voestalpine AG (Austria)			8,410	309,249

W.R. Grace & Co.(NON)			4,511	303,275

Yara International ASA (Norway)			389	19,309

				12,484,555
Capital goods (2.3%)

ABB, Ltd. (Switzerland)			15,628	324,498

Aecom Technology Corp.(NON)			6,400	152,320

AGCO Corp.(NON)			613	30,111

Alliant Techsystems, Inc.			932	57,747

Altra Holdings, Inc.			3,612	79,645

American Axle & Manufacturing Holdings, Inc.(NON)			2,414	27,037

Applied Industrial Technologies, Inc.			1,937	81,373

Avery Dennison Corp.			5,600	195,552

AZZ, Inc.			1,156	44,425

Ball Corp.			6,100	272,975

Boeing Co. (The)			23,900	1,801,104

Chart Industries, Inc.(NON)			1,607	107,139

Chase Corp.			1,916	35,638

CNH Global NV			422	17,002

Cummins, Inc.			7,500	812,625

Deere & Co.			329	28,432

Delphi Automotive PLC (United Kingdom)(NON)			14,400	550,800

DXP Enterprises, Inc.(NON)			947	46,469

European Aeronautic Defense and Space Co. NV (France)			11,360	445,236

Franklin Electric Co., Inc.			1,297	80,634

FreightCar America, Inc.			1,987	44,549

Fuji Electric Co., Ltd. (Japan)			85,000	209,691

Gardner Denver, Inc.			2,800	191,800

Generac Holdings, Inc.			2,117	72,634

General Dynamics Corp.			12,100	838,167

Global Power Equipment Group, Inc.			1,215	20,837

Great Lakes Dredge & Dock Corp.			13,699	122,332

Greenbrier Companies, Inc.(NON)			4,406	71,245

Hyster-Yale Materials Holdings, Inc.			355	17,324

Hyster-Yale Materials Holdings, Inc. Class B(F)			341	16,641

IHI Corp. (Japan)			46,000	118,238

Ingersoll-Rand PLC			12,200	585,112

Invensys PLC (United Kingdom)			40,112	217,930

JGC Corp. (Japan)			9,000	280,370

KBR, Inc.			7,800	233,376

Leggett & Platt, Inc.			8,100	220,482

Lindsay Corp.			217	17,386

Lockheed Martin Corp.			9,703	895,490

McDermott International, Inc.(NON)			18,208	200,652

NACCO Industries, Inc. Class A			355	21,545

Northrop Grumman Corp.			10,000	675,800

Raytheon Co.			12,931	744,308

Schindler Holding AG (Switzerland)			1,618	233,706

Singapore Technologies Engineering, Ltd. (Singapore)			28,000	88,384

Smith & Wesson Holding Corp.(NON)(S)			3,224	27,211

Standard Motor Products, Inc.			3,506	77,903

Standex International Corp.			985	50,521

Staples, Inc.			32,400	369,360

Sturm Ruger & Co., Inc.(S)			780	35,412

Terex Corp.(NON)			6,300	177,093

Tetra Tech, Inc.(NON)			1,378	36,448

TriMas Corp.(NON)			4,012	112,176

Valmont Industries, Inc.			694	94,766

Vinci SA (France)			6,637	315,871

WABCO Holdings, Inc.(NON)			3,500	228,165

				12,853,687
Communication services (1.7%)

Allot Communications, Ltd. (Israel)(NON)			1,215	21,651

Aruba Networks, Inc.(NON)			1,922	39,882

AT&T, Inc.			24,591	828,963

British Sky Broadcasting Group PLC (United Kingdom)			17,156	214,311

BroadSoft, Inc.(NON)			768	27,901

BT Group PLC (United Kingdom)			62,090	234,048

CalAmp Corp.(NON)			3,443	28,646

Cincinnati Bell, Inc.(NON)			6,846	37,516

Comcast Corp. Class A			61,300	2,291,394

Comtech Telecommunications Corp.			922	23,400

Deutsche Telekom AG (Germany)			14,119	160,409

DISH Network Corp. Class A			9,900	360,360

EchoStar Corp. Class A(NON)			8,403	287,551

France Telecom SA (France)			17,976	201,306

HSN, Inc.			1,416	77,993

IAC/InterActiveCorp.			10,300	487,190

InterDigital, Inc.			470	19,317

InterXion Holding NV (Netherlands)(NON)			1,696	40,297

Loral Space & Communications, Inc.			948	51,818

MetroPCS Communications, Inc.(NON)			19,900	197,806

NeuStar, Inc. Class A(NON)			1,978	82,938

NTELOS Holdings Corp.			1,215	15,929

NTT DoCoMo, Inc. (Japan)			157	225,475

ShoreTel, Inc.(NON)			7,824	33,174

Tele2 AB Class B (Sweden)			8,348	151,402

Telefonica SA (Spain)			16,055	218,007

Telenor ASA (Norway)			10,455	212,411

Telstra Corp., Ltd. (Australia)			64,870	295,516

tw telecom, inc.(NON)			9,200	234,324

USA Mobility, Inc.			2,730	31,886

Verizon Communications, Inc.			58,332	2,524,026

Vodafone Group PLC (United Kingdom)			87,221	219,349

				9,876,196
Conglomerates (0.6%)

AMETEK, Inc.			10,750	403,878

Danaher Corp.			20,600	1,151,540

General Electric Co.			50,815	1,066,607

Marubeni Corp. (Japan)			11,000	78,827

Siemens AG (Germany)			2,400	260,855

Tyco International, Ltd.			19,500	570,375

				3,532,082
Consumer cyclicals (4.3%)

ADT Corp. (The)			10,250	476,523

Advance Auto Parts, Inc.			3,900	282,165

Aeon Co., Ltd. (Japan)			13,800	157,742

American Eagle Outfitters, Inc.			11,000	225,610

Babcock International Group PLC (United Kingdom)			13,089	203,125

Beazer Homes USA, Inc.(NON)			7,628	128,837

Bed Bath & Beyond, Inc.(NON)			9,600	536,736

Belo Corp. Class A			16,590	127,245

Big Lots, Inc.(NON)			7,145	203,347

Brunswick Corp.			766	22,283

Buckle, Inc. (The)			830	37,051

Bunzl PLC (United Kingdom)			11,881	193,990

Bureau Veritas SA (France)			1,900	211,247

Cabela's, Inc.(NON)			1,533	64,003

Carmike Cinemas, Inc.(NON)			2,591	38,865

Cash America International, Inc.			490	19,438

Chico's FAS, Inc.			10,600	195,676

Christian Dior SA (France)			1,956	338,164

Cie Financiere Richemont SA (Switzerland)			3,653	292,107

Cie Generale des Etablissements Michelin (France)			3,047	288,865

Coach, Inc.			11,582	642,917

Compass Group PLC (United Kingdom)			11,751	138,976

Conn's, Inc.(NON)			2,075	63,661

Cooper Tire & Rubber Co.			6,384	161,898

Corporate Executive Board Co. (The)			591	28,049

Crocs, Inc.(NON)			1,455	20,937

Daihatsu Motor Co., Ltd. (Japan)			10,000	197,796

Deckers Outdoor Corp.(NON)			545	21,947

Deluxe Corp.			3,248	104,716

Demand Media, Inc.(NON)			1,729	16,062

Destination Maternity Corp.			3,957	85,313

Dillards, Inc. Class A			1,900	159,163

DreamWorks Animation SKG, Inc. Class A(NON)			1,416	23,463

Elders, Ltd. (Australia)(NON)			12,016	1,461

Expedia, Inc.			4,700	288,815

Experian Group, Ltd. (United Kingdom)			12,293	198,621

Fiat Industrial SpA (Italy)			18,473	202,547

Finish Line, Inc. (The) Class A			2,910	55,086

Foot Locker, Inc.			8,100	260,172

Francesca's Holdings Corp.(NON)(S)			1,363	35,383

Fuji Heavy Industries, Ltd. (Japan)			18,000	226,643

G&K Services, Inc. Class A			1,104	37,702

GameStop Corp. Class A			3,806	95,493

Gannett Co., Inc.			13,700	246,737

Gap, Inc. (The)			13,600	422,144

Genesco, Inc.(NON)			401	22,055

Global Cash Access Holdings, Inc.(NON)			4,630	36,299

Green Dot Corp. Class A(NON)			2,917	35,587

HMS Holdings Corp.(NON)			1,263	32,737

Home Depot, Inc. (The)			35,808	2,214,725

Indofood Agri Resources, Ltd. (Singapore)			4,000	4,408

Isuzu Motors, Ltd. (Japan)			75,000	446,764

Jarden Corp.			4,500	232,650

KAR Auction Services, Inc.			2,873	58,150

La-Z-Boy, Inc.			6,322	89,456

LeapFrog Enterprises, Inc.(NON)			5,582	48,173

Lear Corp.			5,700	266,988

Lowe's Cos., Inc.			39,079	1,388,086

Lumber Liquidators Holdings, Inc.(NON)			423	22,347

Macy's, Inc.			16,600	647,732

MAXIMUS, Inc.			414	26,173

McGraw-Hill Cos., Inc. (The)			11,300	617,771

MGM China Holdings, Ltd. (Hong Kong)			110,800	203,634

Millennial Media, Inc.(NON)			1,311	16,427

Mitsubishi Motors Corp. (Japan)(NON)			168,000	173,658

Namco Bandai Holdings, Inc. (Japan)			11,100	143,956

Next PLC (United Kingdom)			7,865	485,434

Nu Skin Enterprises, Inc. Class A			1,427	52,870

O'Reilly Automotive, Inc.(NON)			5,300	473,926

OPAP SA (Greece)			10,296	73,752

PetSmart, Inc.			5,200	355,368

Pier 1 Imports, Inc.			1,161	23,220

Priceline.com, Inc.(NON)			1,742	1,082,130

PulteGroup, Inc.(NON)			18,200	330,512

Randstad Holding NV (Netherlands)			1,522	56,183

Rent-A-Center, Inc.			650	22,334

Ryland Group, Inc. (The)			1,677	61,211

Scania AB Class B (Sweden)			10,239	212,952

Scholastic Corp.			939	27,757

Select Comfort Corp.(NON)			1,363	35,670

Sinclair Broadcast Group, Inc. Class A			6,797	85,778

Six Flags Entertainment Corp.			803	49,144

SJM Holdings, Ltd. (Hong Kong)			101,000	237,679

Sonic Automotive, Inc. Class A			10,111	211,219

Standard Parking Corp.(NON)			3,375	74,216

Suzuki Motor Corp. (Japan)			16,200	423,496

Swire Pacific, Ltd. Class A (Hong Kong)			30,500	379,021

Tempur-Pedic International, Inc.(NON)			1,747	55,013

TJX Cos., Inc. (The)			25,600	1,086,720

Total Systems Services, Inc.			21,000	449,820

Town Sports International Holdings, Inc.			4,073	43,377

Trump Entertainment Resorts, Inc.(NON)			115	460

URS Corp.			4,200	164,892

ValueClick, Inc.(NON)			2,751	53,397

Vertis Holdings, Inc.(NON)(F)			278	3

Volkswagen AG (Preference) (Germany)			1,889	429,759

VOXX International Corp.(NON)			6,522	43,893

Wal-Mart Stores, Inc.			33,547	2,288,912

Wyndham Worldwide Corp.			7,000	372,470

Wynn Resorts, Ltd.			3,700	416,213

				24,665,298
Consumer staples (3.1%)

AFC Enterprises(NON)			6,808	177,893

Ajinomoto Co., Inc. (Japan)			15,000	198,467

Anheuser-Busch InBev NV (Belgium)			3,177	277,634

Apollo Group, Inc. Class A(NON)			2,095	43,827

Associated British Foods PLC (United Kingdom)			9,465	240,922

Avis Budget Group, Inc.(NON)			7,745	153,506

Barrett Business Services, Inc.			1,002	38,166

Beacon Roofing Supply, Inc.(NON)			2,143	71,319

BRF - Brasil Foods SA ADR (Brazil)			695	14,671

Brinker International, Inc.			2,863	88,724

British American Tobacco (BAT) PLC (United Kingdom)			5,514	279,395

Bunge, Ltd.			264	19,190

Calbee, Inc. (Japan)			2,900	204,128

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			22,000	1,419

Cheesecake Factory, Inc. (The)			548	17,931

Chiquita Brands International, Inc.(NON)			191	1,576

Coca-Cola Co. (The)			9,400	340,750

Constellation Brands, Inc. Class A(NON)			6,100	215,879

Core-Mark Holding Co., Inc.			1,013	47,966

CVS Caremark Corp.			28,500	1,377,975

DeNA Co., Ltd. (Japan)			3,800	124,947

Diageo PLC (United Kingdom)			7,116	207,165

Distribuidora Internacional de Alimentacion SA (Spain)			25,389	163,140

Domino's Pizza, Inc.			547	23,822

General Mills, Inc.			16,900	682,929

Geo Group, Inc. (The)			2,218	62,548

Glanbia PLC (Ireland)			749	8,378

Heineken Holding NV (Netherlands)			4,677	256,191

Ingredion, Inc.			282	18,169

IOI Corp. Bhd (Malaysia)			7,000	11,673

Itron, Inc.(NON)			1,541	68,652

Japan Tobacco, Inc. (Japan)			7,600	214,257

JM Smucker Co. (The)			3,700	319,088

Kao Corp. (Japan)			9,800	255,333

Koninklijke Ahold NV (Netherlands)			15,760	209,335

Kraft Foods Group, Inc.(NON)			15,300	695,691

Kuala Lumpur Kepong Bhd (Malaysia)			1,700	13,374

Liberty Interactive Corp. Class A(NON)			24,900	490,032

Lorillard, Inc.			3,800	443,346

Maple Leaf Foods, Inc. (Canada)			531	6,390

Molson Coors Brewing Co. Class B			5,000	213,950

Nestle SA (Switzerland)			12,697	827,516

Olam International, Ltd. (Rights) (Singapore)(NON)			939	303

Olam International, Ltd. (Singapore)			3,000	3,848

On Assignment, Inc.(NON)			1,855	37,619

OpenTable, Inc.(NON)			500	24,400

Papa John's International, Inc.(NON)			717	39,392

Philip Morris International, Inc.			31,295	2,617,514

Prestige Brands Holdings, Inc.(NON)			2,600	52,078

Procter & Gamble Co. (The)			44,917	3,049,415

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)			24,500	5,943

Robert Half International, Inc.			7,400	235,468

Ruby Tuesday, Inc.(NON)			5,090	40,007

SABMiller PLC (United Kingdom)			3,621	170,434

Smithfield Foods, Inc.(NON)			336	7,248

Spartan Stores, Inc.			1,911	29,353

Suedzucker AG (Germany)			6,229	254,882

Tate & Lyle PLC (United Kingdom)			956	11,855

Tesco PLC (United Kingdom)			13,358	73,380

Toyota Tsusho Corp. (Japan)			16,300	402,448

TrueBlue, Inc.(NON)			537	8,458

Tyson Foods, Inc. Class A			513	9,952

Unilever PLC (United Kingdom)			4,950	187,891

United Natural Foods, Inc.(NON)			1,028	55,091

USANA Health Sciences, Inc.(NON)			494	16,267

Walgreen Co.			21,641	800,933

Wilmar International, Ltd. (Singapore)			4,000	11,055

Woolworths, Ltd. (Australia)			11,307	345,588

				17,618,086
Energy (3.3%)

Alpha Natural Resources, Inc.(NON)			11,900	115,906

BP PLC (United Kingdom)			75,546	523,440

Cabot Oil & Gas Corp.			7,600	378,024

Caltex Australia, Ltd. (Australia)			15,171	305,756

Chevron Corp.			8,732	944,278

ConocoPhillips			32,369	1,877,078

CVR Energy, Inc. (Escrow)			2,729	—

Deepocean Group (Shell) (acquired 6/9/11, cost $83,651) (Norway)(RES)			5,759	86,385

Delek US Holdings, Inc.			2,945	74,567

ENI SpA (Italy)			19,427	479,255

EPL Oil & Gas, Inc.(NON)			3,253	73,355

Exxon Mobil Corp.			31,778	2,750,386

Helix Energy Solutions Group, Inc.(NON)			6,253	129,062

Helmerich & Payne, Inc.			4,200	235,242

HollyFrontier Corp.			7,700	358,435

Key Energy Services, Inc.(NON)			6,286	43,688

Kodiak Oil & Gas Corp.(NON)			4,970	43,985

Marathon Petroleum Corp.			10,950	689,850

Occidental Petroleum Corp.			21,445	1,642,901

Oceaneering International, Inc.			4,600	247,434

Oil States International, Inc.(NON)			2,600	186,004

ONEOK, Inc.			8,900	380,475

Peabody Energy Corp.			11,000	292,710

Petrofac, Ltd. (United Kingdom)			19,114	517,852

Phillips 66			18,284	970,880

Repsol SA (Spain)(NON)			7,232	4,410

Repsol YPF SA (Spain)			7,232	148,521

Rosetta Resources, Inc.(NON)			729	33,067

Royal Dutch Shell PLC Class A (United Kingdom)			15,016	530,583

Royal Dutch Shell PLC Class B (United Kingdom)			14,287	505,650

Schlumberger, Ltd.			31,000	2,147,990

Statoil ASA (Norway)			7,988	200,452

Stone Energy Corp.(NON)			2,208	45,308

Swift Energy Co.(NON)			2,820	43,400

Tesoro Corp.			8,956	394,512

Total SA (France)			8,333	431,296

Unit Corp.(NON)			1,054	47,483

Vaalco Energy, Inc.(NON)			11,343	98,117

Valero Energy Corp.			18,300	624,396

W&T Offshore, Inc.			2,026	32,477

Western Refining, Inc.			3,211	90,518

				18,725,128
Financials (6.2%)

3i Group PLC (United Kingdom)			28,436	99,406

AG Mortgage Investment Trust, Inc.(R)			1,150	27,002

Ageas (Belgium)			7,954	237,313

Agree Realty Corp.(R)			2,067	55,375

AIA Group, Ltd. (Hong Kong)			61,600	245,503

Alleghany Corp.(NON)			1,200	402,504

Allianz SE (Germany)			1,532	212,238

Allied World Assurance Co. Holdings AG			4,202	331,118

American Capital Agency Corp.(R)			10,800	312,552

American Equity Investment Life Holding Co.			4,596	56,117

American Financial Group, Inc.			6,723	265,693

American International Group, Inc.(NON)			33,800	1,193,140

Amtrust Financial Services, Inc.			1,152	33,051

Aon PLC			17,800	989,680

Apollo Commercial Real Estate Finance, Inc.(R)			2,150	34,895

Apollo Residential Mortgage, Inc.			2,081	42,015

Arlington Asset Investment Corp. Class A			1,264	26,253

ARMOUR Residential REIT, Inc.(R)			6,065	39,241

Ashford Hospitality Trust, Inc.(R)			6,976	73,318

Associated Banc-Corp.			13,700	179,744

Australia & New Zealand Banking Group, Ltd. (Australia)			8,646	226,360

AvalonBay Communities, Inc.(R)			2,900	393,211

AXA SA (France)			21,469	388,330

Axis Capital Holdings, Ltd.			8,300	287,512

Banco Latinoamericano de Exportaciones SA Class E (Panama)			4,276	92,191

Banco Santander Central Hispano SA (Spain)			39,920	321,878

Barclays PLC (United Kingdom)			137,113	592,106

Berkshire Hathaway, Inc. Class B(NON)			5,000	448,500

BNP Paribas SA (France)			8,753	493,382

BofI Holding, Inc.(NON)			3,231	90,048

Cardinal Financial Corp.			3,661	59,564

CBL & Associates Properties, Inc.(R)			7,089	150,358

Chimera Investment Corp.(R)			53,891	140,656

CIT Group, Inc.(NON)			12,400	479,136

Citizens & Northern Corp.			2,324	43,924

Citizens Republic Bancorp, Inc.(NON)			2,153	40,842

City National Corp.			3,900	193,128

CNO Financial Group, Inc.			8,058	75,181

Commonwealth Bank of Australia (Australia)			9,713	630,931

CoreLogic, Inc.(NON)			15,700	422,644

Credit Acceptance Corp.(NON)			234	23,793

Credit Agricole SA (France)(NON)			27,305	221,692

Credit Suisse Group (Switzerland)			5,228	131,178

DBS Group Holdings, Ltd. (Singapore)			18,000	220,344

Deutsche Bank AG (Germany)			7,603	331,244

Dexus Property Group (Australia)			232,948	246,996

Discover Financial Services			19,300	744,015

Dynex Capital, Inc.(R)			5,392	50,900

East West Bancorp, Inc.			3,035	65,222

Eaton Vance Corp.			8,600	273,910

EPR Properties(R)			769	35,459

Federal Realty Investment Trust(R)			2,200	228,844

Fidelity National Financial, Inc. Class A			15,600	367,380

Fifth Third Bancorp			51,400	780,766

Financial Institutions, Inc.			2,403	44,768

First Community Bancshares Inc.			2,372	37,881

First Industrial Realty Trust(NON)(R)			2,352	33,116

Flushing Financial Corp.			4,151	63,676

Genworth Financial, Inc. Class A(NON)			59,232	444,832

Glimcher Realty Trust(R)			4,335	48,075

Goldman Sachs Group, Inc. (The)			13,900	1,773,084

Hanmi Financial Corp.(NON)			4,828	65,613

Hatteras Financial Corp.(R)			4,100	101,721

Health Care REIT, Inc.(R)			7,500	459,675

Heartland Financial USA, Inc.			1,614	42,206

HFF, Inc. Class A			7,572	112,823

Home Loan Servicing Solutions, Ltd. (Cayman Islands)			645	12,191

HSBC Holdings, PLC (United Kingdom)			78,710	832,502

Insurance Australia Group, Ltd. (Australia)			81,774	402,158

Invesco Mortgage Capital, Inc.(R)			1,874	36,937

Investors Real Estate Trust(R)			5,234	45,693

Jones Lang LaSalle, Inc.			1,013	85,031

Joyo Bank, Ltd. (The) (Japan)			42,000	198,476

JPMorgan Chase & Co.			69,390	3,051,078

Lexington Realty Trust(R)			14,374	150,208

LTC Properties, Inc.(R)			2,585	90,966

Maiden Holdings, Ltd. (Bermuda)			4,014	36,889

MainSource Financial Group, Inc.			3,596	45,561

MFA Financial, Inc.(R)			5,958	48,319

Mission West Properties(R)			3,392	30,901

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			89,200	479,998

Nasdaq OMX Group, Inc. (The)			10,400	260,104

National Financial Partners Corp.(NON)			1,952	33,457

National Health Investors, Inc.(R)			2,402	135,785

Nationstar Mortgage Holdings, Inc.(NON)(S)			2,634	81,601

Nelnet, Inc. Class A			2,167	64,555

Northern Trust Corp.			10,000	501,600

Ocwen Financial Corp.(NON)			2,594	89,726

One Liberty Properties, Inc.(R)			2,449	49,690

Oriental Financial Group (Puerto Rico)			2,232	29,797

ORIX Corp. (Japan)			2,310	260,658

PartnerRe, Ltd.			4,655	374,681

Peoples Bancorp, Inc.			2,240	45,763

PNC Financial Services Group, Inc.			18,000	1,049,580

Popular, Inc. (Puerto Rico)(NON)			10,698	222,411

Portfolio Recovery Associates, Inc.(NON)			473	50,545

Protective Life Corp.			8,764	250,475

Prudential PLC (United Kingdom)			20,288	283,084

PS Business Parks, Inc.(R)			1,612	104,748

Public Storage(R)			4,000	579,840

Republic Bancorp, Inc. Class A			1,508	31,864

Resona Holdings, Inc. (Japan)			32,600	147,802

Royal Bank of Scotland PLC (The) (United Kingdom)(NON)			15,314	82,479

Simon Property Group, Inc.(R)			7,400	1,169,866

Sovran Self Storage, Inc.(R)			1,650	102,465

St. Joe Co. (The)(NON)			8,550	197,334

Standard Chartered PLC (United Kingdom)			11,662	295,616

Standard Life PLC (United Kingdom)			41,139	219,737

Starwood Property Trust, Inc.(R)			1,400	32,144

State Street Corp.			17,500	822,675

Stockland (Units) (Australia)(R)			60,304	222,328

Svenska Handelsbanken AB Class A (Sweden)			8,291	297,066

Swedbank AB Class A (Sweden)			20,623	405,828

Symetra Financial Corp.			4,018	52,154

Synovus Financial Corp.			69,100	169,295

Tanger Factory Outlet Centers(R)			3,700	126,540

Tokyu Land Corp. (Japan)			66,000	482,472

Toronto-Dominion Bank (The) (Canada)			4,825	406,892

UBS AG (Switzerland)			14,004	220,229

Universal Health Realty Income Trust(R)			606	30,670

Urstadt Biddle Properties, Inc. Class A(R)			1,926	37,904

Validus Holdings, Ltd.			8,092	279,821

Virginia Commerce Bancorp, Inc.(NON)			5,896	52,769

Virtus Investment Partners, Inc.(NON)			369	44,627

Vornado Realty Trust(R)			5,500	440,440

WageWorks, Inc.(NON)			1,556	27,697

Walker & Dunlop, Inc.(NON)			3,867	64,424

Walter Investment Management Corp.(NON)			3,223	138,653

Washington Banking Co.			2,787	37,959

Wells Fargo & Co.			14,783	505,283

Westfield Group (Australia)			18,543	204,610

Westpac Banking Corp. (Australia)			9,920	271,197

Wheelock and Co., Ltd. (Hong Kong)			29,000	147,580

World Acceptance Corp.(NON)			510	38,026

				35,196,707
Health care (4.1%)

ABIOMED, Inc.(NON)			1,780	23,959

Affymax, Inc.(NON)			1,209	22,971

Air Methods Corp.			987	36,410

Alere, Inc.(NON)			2,930	54,205

Alfresa Holdings Corp. (Japan)			2,700	105,513

Amedisys, Inc.(NON)			583	6,570

AmerisourceBergen Corp.			14,800	639,064

Amgen, Inc.			17,000	1,467,440

AmSurg Corp.(NON)			1,589	47,686

AstraZeneca PLC (United Kingdom)			7,022	331,968

athenahealth, Inc.(NON)			631	46,347

Bayer AG (Germany)			3,527	334,933

Bio-Reference Labs, Inc.(NON)			881	25,276

BioMarin Pharmaceuticals, Inc.(NON)			743	36,593

Bristol-Myers Squibb Co.			38,500	1,254,715

Celgene Corp.(NON)			11,000	865,920

Centene Corp.(NON)			489	20,049

CIGNA Corp.			15,900	850,014

Coloplast A/S Class B (Denmark)			5,425	265,881

Community Health Systems, Inc.			1,217	37,411

Computer Programs & Systems, Inc.			398	20,035

Conmed Corp.			3,207	89,636

Cubist Pharmaceuticals, Inc.(NON)			2,009	84,499

Cyberonics, Inc.(NON)			498	26,160

Elan Corp. PLC ADR (Ireland)(NON)			4,148	42,351

Eli Lilly & Co.			23,553	1,161,634

Endo Health Solutions, Inc.(NON)			1,920	50,438

Fresenius SE & Co. KGgA (Germany)			2,535	291,761

Gilead Sciences, Inc.(NON)			17,200	1,263,340

GlaxoSmithKline PLC (United Kingdom)			18,905	410,457

Greatbatch, Inc.(NON)			4,029	93,634

Haemonetics Corp.(NON)			1,158	47,293

HCA Holdings, Inc.			11,200	337,904

Health Net, Inc.(NON)			1,496	36,353

HealthSouth Corp.(NON)			2,081	43,930

Hi-Tech Pharmacal Co., Inc.			714	24,976

Impax Laboratories, Inc.(NON)			3,333	68,293

Jazz Pharmaceuticals PLC(NON)			4,050	215,460

Johnson & Johnson			11,209	785,751

Kindred Healthcare, Inc.(NON)			4,873	52,726

Lexicon Pharmaceuticals, Inc.(NON)			6,714	14,905

Magellan Health Services, Inc.(NON)			570	27,930

McKesson Corp.			11,900	1,153,824

MedAssets, Inc.(NON)			4,379	73,436

Medicines Co. (The)(NON)			3,295	78,981

Merck & Co., Inc.			5,488	224,679

Novartis AG (Switzerland)			6,476	410,005

Novo Nordisk A/S Class B (Denmark)			3,140	512,824

Obagi Medical Products, Inc.(NON)			8,739	118,763

Omega Healthcare Investors, Inc.(R)			4,012	95,686

Omnicare, Inc.			2,982	107,650

OraSure Technologies, Inc.(NON)			4,241	30,450

Orion OYJ Class B (Finland)			5,807	170,677

Otsuka Holdings Company, Ltd. (Japan)			13,200	370,588

PDL BioPharma, Inc.(S)			8,899	62,738

Pfizer, Inc.			123,569	3,099,111

Pharmacyclics, Inc.(NON)			272	15,749

PharMerica Corp.(NON)			3,054	43,489

Providence Service Corp. (The)(NON)			1,139	19,352

Quality Systems, Inc.			563	9,774

Questcor Pharmaceuticals, Inc.			533	14,242

Roche Holding AG-Genusschein (Switzerland)			3,814	777,007

RTI Biologics, Inc.(NON)			7,199	30,740

Salix Pharmaceuticals, Ltd.(NON)			3,816	154,472

Sanofi (France)			4,666	442,501

Spectrum Pharmaceuticals, Inc.(S)			3,201	35,819

St. Jude Medical, Inc.			18,500	668,590

STAAR Surgical Co.(NON)			9,455	57,676

Steris Corp.			1,070	37,161

Suzuken Co., Ltd. (Japan)			3,100	87,359

Trinity Biotech PLC ADR (Ireland)			1,877	27,066

Triple-S Management Corp. Class B (Puerto Rico)(NON)			1,255	23,180

United Therapeutics Corp.(NON)			3,209	171,425

Ventas, Inc.(R)			8,200	530,704

ViroPharma, Inc.(NON)			3,309	75,313

Warner Chilcott PLC Class A			14,830	178,553

WellCare Health Plans, Inc.(NON)			2,285	111,257

WellPoint, Inc.			17,300	1,053,916

Zimmer Holdings, Inc.			10,200	679,932

				23,417,080
Technology (6.0%)

Acacia Research Corp.(NON)			665	17,057

Accenture PLC Class A			24,100	1,602,650

Actuate Corp.(NON)			12,206	68,354

Acxiom Corp.(NON)			4,299	75,061

Anixter International, Inc.			688	44,018

AOL, Inc.(NON)			13,800	408,618

Apple, Inc.			22,017	11,735,722

ASML Holding NV (Netherlands)			3,417	221,215

Aspen Technology, Inc.(NON)			1,563	43,201

Avnet, Inc.(NON)			7,100	217,331

BMC Software, Inc.(NON)			13,800	547,308

Bottomline Technologies, Inc.(NON)			1,946	51,355

Broadcom Corp. Class A(NON)			15,200	504,792

Brocade Communications Systems, Inc.(NON)			35,904	191,368

Cirrus Logic, Inc.(NON)			1,013	29,347

Cisco Systems, Inc.			98,239	1,930,396

Commvault Systems, Inc.(NON)			817	56,953

Cornerstone OnDemand, Inc.(NON)			960	28,349

CSG Systems International, Inc.(NON)			905	16,453

Cypress Semiconductor Corp.(NON)			14,300	155,012

EMC Corp.(NON)			44,000	1,113,200

EnerSys(NON)			2,450	92,194

Entegris, Inc.(NON)			12,102	111,096

Entropic Communications, Inc.(NON)			6,207	32,835

Fair Isaac Corp.			3,497	146,979

FEI Co.			1,065	59,065

First Solar, Inc.(NON)(S)			1,321	40,792

Gemalto NV (Netherlands)			2,317	209,772

GenMark Diagnostics, Inc.(NON)			1,393	12,537

Google, Inc. Class A(NON)			2,380	1,688,301

IBM Corp.			4,895	937,637

Infoblox, Inc.(NON)			1,921	34,520

InnerWorkings, Inc.(NON)			2,816	38,804

Integrated Silicon Solutions, Inc.(NON)			7,234	65,106

IntraLinks Holdings, Inc.(NON)			8,342	51,470

Ixia(NON)			1,488	25,266

Konica Minolta Holdings, Inc. (Japan)			25,000	180,112

L-3 Communications Holdings, Inc.			4,600	352,452

Lam Research Corp.(NON)			7,500	270,975

Lexmark International, Inc. Class A			6,400	148,416

LivePerson, Inc.(NON)			2,228	29,276

Manhattan Associates, Inc.(NON)			1,041	62,814

Marvell Technology Group, Ltd.			25,200	182,952

Mentor Graphics Corp.(NON)			5,804	98,784

Microsemi Corp.(NON)			1,968	41,407

Microsoft Corp.			91,939	2,457,529

MTS Systems Corp.			1,029	52,407

NEC Corp. (Japan)(NON)			182,000	383,231

Netscout Systems, Inc.(NON)			1,914	49,745

NTT Data Corp. (Japan)			34	106,304

NVIDIA Corp.			24,200	297,418

Omnivision Technologies, Inc.(NON)			3,350	47,168

Oracle Corp.			85,186	2,838,398

Oracle Corp. Japan (Japan)			4,800	200,052

Parametric Technology Corp.(NON)			1,842	41,463

Perficient, Inc.(NON)			3,081	36,294

Pericom Semiconductor Corp.(NON)			4,832	38,801

Photronics, Inc.(NON)			5,686	33,889

Plantronics, Inc.			959	35,358

Procera Networks, Inc.(NON)			2,482	46,041

QLIK Technologies, Inc.(NON)			1,420	30,842

RealPage, Inc.(NON)			1,856	40,034

RF Micro Devices, Inc.(NON)			5,777	25,881

Riverbed Technology, Inc.(NON)			11,625	229,245

Rockwell Automation, Inc.			6,100	512,339

Rovi Corp.(NON)			3,060	47,216

Rudolph Technologies, Inc.(NON)			2,940	39,543

Safeguard Scientifics, Inc.(NON)			1,950	28,763

SAP AG (Germany)			1,304	104,459

Semtech Corp.(NON)			2,117	61,287

Silicon Graphics International Corp.(NON)			1,643	16,808

Silicon Image, Inc.(NON)			5,471	27,136

Skyworks Solutions, Inc.(NON)			1,435	29,131

Softbank Corp. (Japan)			5,900	215,891

Sourcefire, Inc.(NON)			717	33,857

SS&C Technologies Holdings, Inc.(NON)			1,620	37,454

Stratasys, Ltd.(NON)			450	36,068

Symantec Corp.(NON)			42,800	805,068

Tangoe, Inc.(NON)			1,491	17,698

Teradyne, Inc.(NON)			14,590	246,425

TIBCO Software, Inc.(NON)			2,198	48,378

Tyler Technologies, Inc.(NON)			829	40,157

Ultimate Software Group, Inc.(NON)			730	68,919

Ultra Clean Holdings, Inc.(NON)			5,323	26,136

Unisys Corp.(NON)			760	13,148

VASCO Data Security International, Inc.(NON)			9,016	73,571

VeriFone Systems, Inc.(NON)			559	16,591

Western Digital Corp.			8,100	344,169

Yelp, Inc.(NON)			1,427	26,899

				33,878,533
Transportation (0.4%)

Aegean Marine Petroleum Network, Inc. (Greece)			9,228	48,724

Alaska Air Group, Inc.(NON)			722	31,111

Central Japan Railway Co. (Japan)			5,500	446,246

ComfortDelgro Corp., Ltd. (Singapore)			82,000	120,182

Delta Air Lines, Inc.(NON)			38,900	461,743

Hankyu Hanshin Holdings, Inc. (Japan)			48,000	247,802

International Consolidated Airlines Group SA (Spain)(NON)			36,633	108,265

Quality Distribution, Inc.(NON)			4,485	26,910

SkyWest, Inc.			3,312	41,268

Southwest Airlines Co.			35,900	367,616

Swift Transportation Co.(NON)			7,364	67,160

Universal Truckload Services, Inc.			371	6,771

US Airways Group, Inc.(NON)			2,488	33,588

Wabtec Corp.			2,500	218,850

XPO Logistics, Inc.(NON)(S)			2,307	40,096

				2,266,332
Utilities and power (1.1%)

AES Corp. (The)			29,129	311,680

American Electric Power Co., Inc.			17,200	734,096

American Water Works Co., Inc.			7,900	293,327

Chubu Electric Power Co., Inc. (Japan)			3,200	42,699

CMS Energy Corp.			11,600	282,808

DTE Energy Co.			6,900	414,345

Dynegy, Inc.(NON)			4,879	93,335

Electricite de France SA (EDF) (France)			12,916	242,075

Enel SpA (Italy)			54,850	228,197

Entergy Corp.			7,200	459,000

GDF Suez (France)			12,000	247,247

Kinder Morgan, Inc.			16,600	586,478

OGE Energy Corp.			4,600	259,026

PG&E Corp.			15,600	626,808

PPL Corp.			21,600	618,408

Red Electrica Corporacion SA (Spain)			6,454	318,876

UGI Corp.			5,800	189,718

United Utilities Group PLC (United Kingdom)			28,634	314,208

				6,262,331

Total common stocks (cost $172,763,820)				$200,776,015

CORPORATE BONDS AND NOTES (24.5%)(a)
			Principal amount	Value

Basic materials (1.7%)

Agrium, Inc. sr. unsec. notes 3.15s, 2022 (Canada)			$30,000	$29,744

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			40,000	42,000

Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015			460,000	488,577

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			95,000	120,866

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			60,000	66,466

ArcelorMittal sr. unsec. unsub. 10.35s, 2019 (France)			420,000	507,289

Ardagh Glass Finance PLC sr. unsub. notes Ser. REGS, 9 1/4s, 2016 (Ireland)		EUR	60,000	85,859

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			$40,000	41,600

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			220,000	233,750

Boise Cascade, LLC / Boise Cascade Finance Corp. 144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)			15,000	15,450

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			60,000	63,000

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			120,000	134,400

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016			100,000	108,750

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			280,000	352,391

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			210,000	256,539

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			195,000	210,600

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			105,000	141,758

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			315,000	346,035

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			540,000	577,627

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			375,000	392,746

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017			125,000	129,155

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			55,000	55,550

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			35,000	35,700

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			150,000	135,375

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2016 (Australia)			80,000	82,800

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			70,000	74,550

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			105,000	107,888

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			60,000	61,500

HD Supply, Inc. company guaranty sr. unsec. sub. notes 13 1/2s, 2015			85,000	87,125

HD Supply, Inc. 144A company guaranty sr. unsec. notes 11 1/2s, 2020			135,000	152,044

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			85,000	87,338

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 6 5/8s, 2020			35,000	35,613

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.81s, 2014			50,000	46,875

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			115,000	131,388

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			110,000	124,575

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			60,000	60,675

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			115,000	112,125

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			120,000	126,300

Inmet Mining Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			25,000	26,000

International Paper Co. sr. unsec. notes 9 3/8s, 2019			135,000	183,114

International Paper Co. sr. unsec. notes 7.95s, 2018			195,000	252,101

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			120,000	133,200

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			50,000	56,500

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			245,000	341,859

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019			565,000	624,325

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			33,000	33,243

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020			40,000	39,400

MPM Escrow LLC / MPM Finance Escrow Corp. 144A sr. notes 8 7/8s, 2020			45,000	45,450

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			60,000	64,050

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			30,000	31,050

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			200,000	223,000

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			40,000	42,100

PQ Corp. 144A sr. notes 8 3/4s, 2018			75,000	78,750

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			277,000	380,467

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022			135,000	145,892

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019			135,000	145,648

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			175,000	236,308

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			95,000	106,400

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			80,000	81,600

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			20,000	21,600

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			30,000	31,425

Steel Dynamics, Inc. sr. unsec. notes company guaranty 7 5/8s, 2020			15,000	16,575

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			15,000	15,900

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			25,000	26,500

Taminco Acquisition Corp. 144A sr. unsec. notes 9 1/8s, 2017 (Belgium)(PIK)			45,000	44,438

Taminco Global Chemical Corp. company guaranty sr. sec. sub. notes Ser. REGS, 9 3/4s, 2020 (Belgium)			10,000	10,950

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			125,000	136,875

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			115,000	116,150

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 11 3/4s, 2019			5,000	3,550

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			55,000	20,900

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			195,000	220,137

				9,797,480
Capital goods (1.1%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			15,000	15,750

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			245,000	267,663

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			75,000	79,500

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			20,000	21,400

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			40,000	44,000

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			150,000	172,875

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			40,000	41,150

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			40,000	40,000

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			190,000	224,518

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			55,000	62,425

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			200,000	226,250

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			30,000	32,100

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	50,000	72,502

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			$570,000	577,183

Dematic SA/DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			80,000	80,000

Exide Technologies sr. notes 8 5/8s, 2018			90,000	76,275

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			260,000	250,571

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			160,000	157,171

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			25,000	25,906

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			165,000	181,088

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			471,000	621,959

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			30,000	30,188

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			25,000	26,313

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			185,000	170,200

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			135,000	147,150

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			195,000	224,026

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	211,250

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 1/8s, 2019			50,000	53,750

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019			120,000	124,800

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			55,000	56,788

Staples, Inc. sr. unsec. notes 9 3/4s, 2014			245,000	266,363

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			165,000	179,644

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			120,000	126,000

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			175,000	186,375

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			127,000	140,970

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			125,000	138,281

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			437,000	519,856

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			95,000	105,560

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			105,000	111,194

				6,088,994
Communication services (2.5%)

Adelphia Communications Corp. escrow bonds zero %, 2012			125,000	813

AMC Networks, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			30,000	30,113

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			205,000	213,936

American Tower Corp. sr. unsec. notes 7s, 2017(R)			317,000	379,086

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038			926,000	1,187,340

AT&T, Inc. sr. unsec. unsub. notes 3s, 2022			85,000	88,402

AT&T, Inc. 144A sr. unsec. unsub. notes 4.35s, 2045			86,000	86,387

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			75,000	81,375

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			255,000	297,394

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			60,000	67,575

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			75,000	83,438

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			30,000	32,288

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			115,000	124,056

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			25,000	25,438

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			65,000	72,150

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			70,000	76,475

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			40,000	40,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			60,000	64,800

Cequel Communications Escrow Capital Corp. 144A sr. unsec. notes 6 3/8s, 2020			20,000	20,825

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			55,000	56,788

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			40,000	43,100

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			145,000	155,875

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			596,000	808,215

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			13,000	14,486

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			165,000	196,707

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			200,000	204,000

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			80,000	88,400

Crown Castle International Corp. 144A sr. unsec. notes 5 1/4s, 2023			75,000	80,250

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			115,000	129,762

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			60,000	66,525

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			163,000	244,214

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			90,000	96,300

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			95,000	112,575

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			165,000	188,100

Equinix, Inc. sr. unsec. notes 7s, 2021			65,000	72,150

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			201,000	221,491

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			35,000	41,038

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			65,000	74,750

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			125,000	144,375

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			110,000	121,275

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			90,000	102,375

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			95,000	104,738

Intelsat Jackson Holdings SA 144A company guaranty sr. unsec. notes 7 1/4s, 2020 (Bermuda)			60,000	65,100

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			45,000	46,463

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			358,749	381,171

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			310,000	327,825

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			135,000	178,161

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			80,000	89,400

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			80,000	88,800

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			20,000	21,800

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020			90,000	94,050

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			25,000	27,688

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			55,000	59,125

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			125,000	135,469

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			80,000	74,400

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			30,000	23,850

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			135,000	100,913

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			205,000	219,863

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			5,000	5,725

Quebecor Media, Inc. 144A sr. unsec. notes 5 3/4s, 2023 (Canada)			70,000	73,763

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			354,000	412,964

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			55,000	63,730

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			10,000	11,175

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			30,000	31,875

SBA Tower Trust 144A notes 2.933s, 2017			495,000	514,456

Sprint Capital Corp. company guaranty 6 7/8s, 2028			245,000	254,800

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			160,000	186,000

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			190,000	206,625

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			85,000	100,088

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			65,000	71,013

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			215,000	265,525

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2014			325,000	352,096

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			230,000	291,726

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2042			370,000	360,841

TW Telecom Holdings, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			30,000	31,425

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039			492,000	729,335

Verizon Communications, Inc. sr. unsec. notes 2.45s, 2022			355,000	355,838

Verizon New Jersey, Inc. debs. 8s, 2022			165,000	223,363

Verizon Pennsylvania, Inc. debs. 8.35s, 2030			505,000	691,047

Videotron Ltee company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			110,000	115,363

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			320,000	335,200

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			70,000	76,475

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			280,000	315,000

				14,348,906
Consumer cyclicals (3.7%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			15,000	16,650

ADT Corp. (The) 144A company guaranty sr. unsec. notes 4 7/8s, 2042			262,000	249,826

ADT Corp. (The) 144A company guaranty sr. unsec. notes 3 1/2s, 2022			368,000	357,815

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020			306,000	329,709

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			15,000	9,675

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			265,000	202,063

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			35,000	28,438

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			120,000	138,600

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			114,000	117,135

American Media, Inc. 144A notes 13 1/2s, 2018			7,394	6,507

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			85,000	87,020

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			45,000	48,600

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			65,000	73,450

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			30,000	32,175

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			135,000	135,338

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			10,000	10,425

Beazer Homes USA, Inc. sr. unsec. notes company guaranty 8 1/8s, 2016			35,000	37,275

Beazer Homes USA, Inc. 144A company guaranty sr. notes 6 5/8s, 2018			30,000	31,725

Bon-Ton Department Stores, Inc. (The) 144A company guaranty sr. notes 10 5/8s, 2017			140,000	136,150

Building Materials Corp. 144A sr. notes 7s, 2020			45,000	49,050

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			85,000	91,800

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			75,000	82,875

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			95,000	102,600

Caesars Entertainment Operating Co., Inc. company guaranty notes 12 3/4s, 2018			5,000	3,688

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			130,000	86,125

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			330,000	353,513

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			55,000	59,400

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030			160,000	220,919

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			75,000	75,375

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			35,000	39,375

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			145,000	137,750

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			40,000	44,300

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			260,000	282,100

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			110,000	121,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			20,000	22,150

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			80,000	88,400

CityCenter Holdings, LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			265,603	288,179

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			60,000	53,550

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			170,000	155,550

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			170,000	171,275

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			130,000	127,725

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			40,000	45,922

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019			200,000	236,389

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			130,000	143,000

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			350,000	389,411

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			305,000	324,063

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023			30,000	29,850

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			95,000	107,825

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			140,000	172,025

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			1,240,000	1,583,148

Gray Television, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2020			70,000	71,575

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	140,000	145,331

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			$150,000	165,000

Home Depot, Inc. (The) sr. unsec. notes 5.95s, 2041			300,000	405,081

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes 4 3/4s, 2023(R)			30,000	31,950

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			130,000	128,375

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			150,000	168,750

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			70,000	76,300

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			105,000	113,138

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	71,927

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			$160,000	184,800

Jo-Ann Stores Holdings, Inc. 144A sr. notes 9 3/4s, 2019(PIK)			45,000	45,394

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			30,000	32,250

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			65,000	70,444

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			50,000	55,250

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			55,000	59,675

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			115,000	119,025

Lennar Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2022			40,000	39,200

Liberty Interactive, LLC debs. 8 1/4s, 2030			120,000	130,800

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			90,000	103,500

Limited Brands, Inc. sr. notes 5 5/8s, 2022			45,000	49,163

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			165,000	181,500

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			47,000	55,230

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			190,000	204,806

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			500,000	486,499

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			85,000	90,501

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019			350,000	361,146

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			175,000	10,500

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			120,000	128,400

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			100,000	107,000

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			75,000	79,313

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			60,000	63,900

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			25,000	24,938

MGM Resorts International 144A company guaranty sr. unsec. notes 8 5/8s, 2019			65,000	72,475

MGM Resorts International 144A company guaranty sr. unsec. notes 6 3/4s, 2020			70,000	71,488

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			80,000	83,600

Michaels Stores, Inc. sr. unsec. notes company guaranty 7 3/4s, 2018			10,000	10,975

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			272,706	289,068

Navistar International Corp. sr. notes 8 1/4s, 2021			144,000	138,960

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			125,000	127,188

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			100,000	101,500

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			300,000	377,665

News America Holdings, Inc. debs. 7 3/4s, 2045			363,000	513,061

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018 (Netherlands)			30,000	33,525

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020 (Netherlands)			55,000	54,725

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			110,000	122,375

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			60,000	66,600

Owens Corning company guaranty sr. unsec. notes 9s, 2019			40,000	50,100

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022			85,000	87,550

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			55,000	60,981

Petco Holdings, Inc. 144A sr. notes 8 1/2s, 2017(PIK)			55,000	56,788

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			30,000	32,213

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			95,000	111,150

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			160,000	174,000

QVC Inc. 144A sr. notes 7 3/8s, 2020			115,000	127,953

Realogy Corp. company guaranty sr. unsec. sub. notes 12 3/8s, 2015			55,000	56,650

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			170,000	184,025

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			25,000	28,125

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			25,000	28,313

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			130,000	144,950

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			80,000	86,800

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			125,000	144,375

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			140,000	135,100

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			235,000	250,275

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			95,000	100,938

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Germany)			215,000	241,875

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			40,000	43,900

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			46,000	48,760

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022			40,000	42,450

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			25,000	25,313

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			75,000	75,000

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			5,000	5,400

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			5,000	5,313

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			160,000	181,600

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			85,000	90,950

Stanley Black & Decker, Inc. company guaranty sr. unsec. unsub. notes 2.9s, 2022			435,000	439,725

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			40,000	42,900

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			30,000	31,913

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			150,000	159,000

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			15,000	15,431

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023			115,000	162,539

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			565,000	643,482

Time Warner, Inc. debs. 9.15s, 2023			105,000	155,056

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022			460,000	502,400

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			215,000	231,663

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			35,000	16,188

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			75,000	66,094

Travelport, LLC 144A sr. notes Ser. B, 6.306s, 2016(PIK)			26,424	21,668

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			64,000	49,600

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			120,000	126,600

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			185,000	191,013

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			198,000	278,427

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			120,000	145,195

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s, 2040			655,000	774,018

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			120,000	125,031

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			50,000	55,229

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			130,000	144,950

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			80,000	82,608

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			125,000	135,000

				21,077,351
Consumer staples (1.9%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			63,000	88,195

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			500,000	494,489

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			450,000	547,665

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			30,000	34,650

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			35,000	39,025

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			25,000	27,625

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			10,000	12,867

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			90,000	96,383

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			140,000	160,300

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			315,000	307,872

Carrols Restaurant Group, Inc. 144A company guaranty sr. notes 11 1/4s, 2018			30,000	32,850

CKE Holdings, Inc. 144A sr. unsec. notes 10 1/2s, 2016(PIK)			135,557	144,707

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			75,000	70,875

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			107,912	99,819

Claire's Stores, Inc. 144A sr. notes 9s, 2019			165,000	177,375

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			130,000	150,150

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			45,000	51,525

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 5/8s, 2023			25,000	26,125

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			140,000	148,750

Costco Wholesale Corp. sr. unsec. unsub. notes 1.7s, 2019			560,000	565,409

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			205,000	243,178

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			110,000	123,200

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			30,000	34,500

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			115,000	126,213

Del Monte Corp. company guaranty sr. unsec. notes 7 5/8s, 2019			55,000	57,338

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)			375,000	351,497

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			80,000	82,580

Delhaize Group company guaranty sr. unsec. unsub. bonds 5 7/8s, 2014 (Belgium)			370,000	387,641

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			135,000	194,460

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			145,000	164,756

Dole Food Co. sr. notes 13 7/8s, 2014			21,000	23,258

Dole Food Co. 144A sr. notes 8s, 2016			35,000	36,400

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			190,000	212,325

General Mills, Inc. sr. unsec. notes 5.65s, 2019			200,000	243,962

HDTFS, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			55,000	58,575

HDTFS, Inc. 144A company guaranty sr. notes 5 7/8s, 2020			45,000	47,025

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			75,000	82,875

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	70,000	99,489

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$40,000	44,700

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			35,000	37,100

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			140,000	141,400

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2040			350,000	461,356

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2042			65,000	73,092

Landry's Acquisition Co. 144A sr. unsec. notes 9 3/8s, 2020			60,000	63,750

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			60,000	59,700

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			60,000	64,800

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			300,000	415,847

McDonald's Corp. sr. unsec. notes 5.7s, 2039			270,000	352,588

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			95,000	104,975

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			280,000	313,785

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			82,000	110,655

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			50,000	54,781

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			250,000	277,188

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			375,000	394,688

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			105,000	107,888

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			237,000	247,369

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			115,000	122,475

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			80,000	88,400

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			470,000	538,594

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			165,000	188,100

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			20,000	21,150

UR Financing Escrow Corp. 144A company guaranty notes 5 3/4s, 2018			30,000	32,325

UR Financing Escrow Corp. 144A sr. unsec. notes 7 5/8s, 2022			45,000	50,288

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			120,000	124,200

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			30,000	32,025

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			295,000	326,223

				10,695,370
Energy (2.8%)

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			85,000	86,488

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			40,000	42,500

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			35,000	37,713

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			35,000	32,113

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			70,000	64,925

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec. notes 7s, 2022			75,000	83,531

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			365,000	482,919

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			60,000	69,027

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			185,000	233,806

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022			265,000	280,849

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			45,000	51,154

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			10,000	9,275

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			95,000	88,350

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			35,000	36,225

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			50,000	53,750

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			85,000	90,950

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			570,000	607,808

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			520,000	612,546

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			160,000	172,800

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)			540,000	563,315

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			155,000	176,313

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			35,000	37,975

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019			25,000	25,125

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			110,000	103,675

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			110,000	120,725

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			30,000	31,575

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			50,000	52,750

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			55,000	37,400

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			380,000	411,350

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			20,000	21,650

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			185,000	199,338

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			230,000	248,400

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			35,000	36,488

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			109,000	122,898

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			15,000	16,500

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			220,000	213,400

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			60,000	64,950

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			55,000	54,450

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			150,000	133,500

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			69,000	71,243

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			288,000	354,822

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,200,000	1,316,724

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			180,000	171,900

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			105,000	107,888

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021			115,000	121,900

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			10,000	10,475

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			100,000	107,750

Hiland Partners LP / Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			45,000	48,150

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			40,000	53,133

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			100,000	100,000

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			25,000	24,875

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			190,000	209,475

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			35,000	37,975

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			160,000	178,800

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			59,000	55,460

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			125,000	158,382

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			45,000	47,363

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			40,000	41,800

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			130,000	96,200

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			90,000	99,225

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			285,000	333,104

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			110,000	112,200

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			60,000	64,350

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			111,000	120,990

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			110,000	111,100

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			75,000	85,875

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			20,000	21,450

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			80,000	85,000

PetroBakken Energy, Ltd. sr. unsec. notes Ser. REGS, 8 5/8s, 2020 (Canada)			30,000	30,450

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			170,000	172,550

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			335,000	378,197

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,465,000	1,392,058

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			165,000	185,213

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			190,000	187,625

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			85,000	92,225

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			40,000	41,800

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			145,000	160,950

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			165,000	181,913

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			40,000	40,700

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			225,000	237,938

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			50,000	53,500

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			90,000	95,400

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			95,000	97,375

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			585,000	620,367

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			50,000	52,750

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			45,000	48,150

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			20,000	21,400

Spectra Energy Capital, LLC sr. notes 8s, 2019			215,000	283,710

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			170,000	204,823

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			77,000	83,738

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			20,000	21,250

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			60,000	61,350

Unit Corp. 144A company guaranty sr. sub. notes 6 5/8s, 2021			60,000	61,575

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			270,000	378,375

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			90,000	102,012

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017			100,000	114,457

Whiting Petroleum Corp. company guaranty 7s, 2014			85,000	89,038

Williams Cos., Inc. (The) notes 7 3/4s, 2031			9,000	11,483

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			30,000	38,650

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			35,000	37,713

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			135,000	143,100

				15,877,950
Financials (5.6%)

Abbey National Treasury Service bank guaranty sr. unsec. unsub. notes FRN 1.893s, 2014 (United Kingdom)			255,000	254,417

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			560,000	610,800

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			65,000	61,263

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			315,000	429,010

Aflac, Inc. sr. unsec. notes 6.9s, 2039			135,000	179,516

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017			90,000	95,400

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			80,000	88,577

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			115,000	128,081

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			50,000	61,250

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			50,000	60,375

Ally Financial, Inc. unsec. sub. notes 8s, 2018			60,000	70,200

American Express Co. 144A sr. unsec. notes 2.65s, 2022			718,000	715,141

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			321,000	418,103

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			639,000	755,688

American International Group, Inc. sr. unsec. unsub. notes 4 1/4s, 2014			355,000	374,168

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			235,000	283,081

AXA SA 144A jr. unsec. sub. notes FRN 6.463s, perpetual maturity (France)			310,000	303,800

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			390,000	389,124

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			315,000	367,162

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			615,000	710,177

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017			750,000	843,533

Bank of Montreal sr. unsec. unsub. bonds 2 1/8s, 2013 (Canada)			200,000	201,696

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			445,000	458,716

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			65,000	68,113

Barclays Bank PLC unsec. sub. notes 7 5/8s, 2022 (United Kingdom)			700,000	702,577

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			205,000	279,091

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			420,000	464,683

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			46,000	57,640

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			155,000	168,434

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			190,000	192,779

BNP Paribas SA 144A jr. unsec. sub. notes FRN 5.186s, perpetual maturity (France)			261,000	251,865

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			90,000	92,250

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			140,000	158,372

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			95,000	103,906

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			35,000	38,500

CIT Group, Inc. sr. unsec. notes 5s, 2022			90,000	95,968

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			75,000	81,938

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			95,000	101,650

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017			60,000	63,600

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			90,000	98,100

Citigroup, Inc. sub. notes 5s, 2014			180,000	189,376

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			205,000	197,313

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			339,000	401,944

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			150,000	157,875

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			95,000	97,375

GATX Financial Corp. notes 5.8s, 2016			130,000	143,795

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067			1,450,000	1,527,938

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			525,000	681,835

General Electric Capital Corp. unsec. sub. notes 5.3s, 2021			295,000	342,431

Genworth Financial, Inc. sr. unsec. unsub. notes 7.7s, 2020			440,000	485,764

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			1,105,000	1,387,886

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			160,000	184,560

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			335,000	328,663

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			250,000	251,802

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			290,000	327,061

HSBC Finance Capital Trust IX FRN 5.911s, 2035			400,000	399,000

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			310,000	367,775

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			350,000	355,250

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			35,000	35,963

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			195,000	209,381

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			40,000	42,900

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			110,000	116,600

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			250,000	259,375

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			65,000	66,625

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			80,000	87,200

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, 2049			136,000	154,089

JPMorgan Chase & Co. sr. notes 6s, 2018			336,000	402,255

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			135,000	138,008

Macquarie Bank Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			160,000	164,384

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			236,000	284,487

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037			385,000	471,625

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			45,000	48,825

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			60,000	63,450

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			50,000	55,250

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019			25,000	28,125

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			425,000	447,036

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			65,000	68,900

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			45,000	47,138

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			25,000	24,875

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			55,000	54,038

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			1,129,000	1,162,177

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			135,000	157,613

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			70,000	77,700

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			267,000	292,270

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			190,000	205,200

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			20,000	22,050

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			110,000	116,050

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			240,000	248,400

Prudential Financial, Inc. jr. unsec. sub. notes FRN 8 7/8s, 2038			245,000	297,063

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			105,000	107,391

Residential Capital, LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			185,000	194,250

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub. notes 3.95s, 2015 (United Kingdom)			365,000	388,064

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			100,000	105,167

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			93,000	97,231

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			300,000	307,500

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			300,000	323,625

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			7,000	8,009

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			155,000	163,698

SLM Corp. sr. notes Ser. MTN, 8s, 2020			155,000	177,088

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			110,000	128,700

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			435,000	431,056

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			180,000	189,055

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			600,000	648,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,887,000	2,130,423

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			500,000	599,588

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			60,000	71,062

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			155,000	164,397

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			80,000	93,308

Westpac Capital Trust III 144A unsec. sub. notes FRN 5.819s, perpetual maturity			230,000	229,747

Willis Group North America, Inc. company guaranty 6.2s, 2017			40,000	45,539

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037			426,000	453,690

				31,612,027
Health care (1.5%)

AbbVie, Inc. 144A company guaranty sr. unsec. notes 2.9s, 2022			525,000	534,797

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			318,000	441,138

Amgen, Inc. sr. unsec. notes 3.45s, 2020			500,000	534,224

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			75,000	78,000

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			99,000	134,079

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			80,000	84,800

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020			120,000	127,500

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			115,000	123,338

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			130,000	133,250

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			85,000	88,613

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			40,000	43,300

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			350,000	392,059

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	142,512

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$130,000	142,675

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			95,000	104,322

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			130,000	138,613

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			85,000	91,269

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			95,000	104,619

HCA, Inc. sr. notes 6 1/2s, 2020			320,000	360,000

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			30,000	34,350

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			175,000	185,719

Hologic, Inc. 144A company guaranty sr. unsec. notes 6 1/4s, 2020			25,000	26,938

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			155,000	146,475

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			50,000	52,375

Jaguar Holding Co. I 144A sr. notes 9 3/8s, 2017(PIK)			45,000	47,250

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			110,000	124,850

Kinetics Concepts/KCI USA company guaranty sr. notes Ser. REGS, 12 1/2s, 2019			25,000	23,781

Kinetics Concepts/KCI USA 144A company guaranty notes 10 1/2s, 2018			190,000	199,263

Kinetics Concepts/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			60,000	57,075

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			85,000	94,775

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			65,000	70,688

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			60,000	77,188

Service Corporation International sr. notes 7s, 2019			90,000	98,550

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			190,000	189,050

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			80,000	85,600

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			35,000	36,663

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			38,449	38,930

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			80,000	86,400

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			34,000	38,675

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			125,000	137,500

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			115,000	128,800

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015			410,000	430,873

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			95,000	105,450

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			380,000	406,585

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			540,000	534,934

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			535,000	539,590

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			35,000	38,063

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			25,000	26,938

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			35,000	37,800

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			5,000	3,750

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020 (Canada)			15,000	16,088

Watson Pharmaceuticals, Inc. sr. unsec. notes 4 5/8s, 2042			165,000	171,844

Watson Pharmaceuticals, Inc. sr. unsec. notes 3 1/4s, 2022			135,000	138,257

Watson Pharmaceuticals, Inc. sr. unsec. notes 1 7/8s, 2017			30,000	30,382

WellPoint, Inc. notes 7s, 2019			260,000	323,946

				8,584,503
Technology (1.2%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			15,000	12,563

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			50,000	44,500

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			125,000	116,875

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			235,000	235,588

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			595,000	646,271

CyrusOne LP / CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			35,000	36,488

Dell, Inc. sr. unsec. notes 5 7/8s, 2019			365,000	420,891

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			95,000	99,750

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			60,000	67,875

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			20,000	21,750

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			140,000	147,350

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			130,330	133,425

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			170,000	170,000

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			95,000	98,325

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			77,000	82,583

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			245,000	267,663

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			125,000	131,402

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			183,000	197,927

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			255,000	325,417

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			150,000	175,291

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			675,000	649,749

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			65,000	72,963

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			50,000	58,500

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			45,000	50,738

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			25,000	26,375

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			119,000	102,340

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			475,000	547,344

Nortel Networks, Ltd. company guaranty sr. unsec. notes 10 3/4s, 2016 (Canada) (In default)(NON)			5,000	5,738

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			19,000	22,016

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			310,000	386,516

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			200,000	201,684

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			420,000	428,453

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			55,000	60,431

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			65,000	66,463

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			165,000	180,263

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			110,000	117,425

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			230,000	274,777

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			164,000	183,292

				6,867,001
Transportation (0.4%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			185,000	196,100

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			230,000	254,725

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			65,000	76,852

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			300,000	368,181

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			470,000	501,501

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			130,381	149,287

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			75,000	74,405

Ryder System, Inc. sr. unsec. unsub. notes 2 1/2s, 2018			335,000	340,769

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			200,000	219,500

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014			100,000	106,304

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			102,342	110,017

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			25,000	15,250

				2,412,891
Utilities and power (2.1%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			150,000	173,250

AES Corp. (The) sr. unsec. unsub. notes 7 3/8s, 2021			200,000	222,000

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			120,000	141,601

Appalachian Power Co. sr. unsec. unsub. notes 4.6s, 2021			245,000	282,191

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			60,000	63,704

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			55,000	73,835

Beaver Valley Funding Corp. sr. bonds 9s, 2017			308,000	313,412

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			288,000	325,891

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			68,000	76,330

Calpine Corp. 144A sr. notes 7 1/4s, 2017			157,000	167,205

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			25,000	30,377

Commonwealth Edison Co. 1st mtge. 5.9s, 2036			208,000	268,334

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			205,000	218,478

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			145,000	153,338

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			435,000	450,951

Dynegy Holdings, LLC bonds 7 3/4s, 2019			200,000	1,000

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016 (In default)(NON)			40,000	21,200

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013 (In default)(NON)			20,000	10,550

Edison Mission Energy sr. unsec. notes 7.2s, 2019 (In default)(NON)			135,000	71,550

Edison Mission Energy sr. unsec. notes 7s, 2017 (In default)(NON)			5,000	2,650

El Paso Corp. sr. unsec. notes 7s, 2017			210,000	239,891

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			35,000	41,125

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)			70,000	93,601

Electricite de France SA (EDF) 144A notes 6 1/2s, 2019 (France)			245,000	299,924

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			75,000	83,813

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			107,000	120,643

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022			125,000	138,750

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			140,000	161,700

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			140,000	170,912

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			120,000	136,445

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			375,000	402,507

EP Energy, LLC / Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			40,000	43,600

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			185,000	208,588

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			30,000	31,800

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017			60,000	59,700

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			170,000	196,350

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			65,000	72,150

ITC Holdings Corp. 144A notes 5 7/8s, 2016			285,000	323,884

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			225,000	263,827

Kansas Gas and Electric Co. bonds 5.647s, 2021			57,282	64,808

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			300,000	377,981

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029			430,000	571,129

Narragansett Electric Co./The 144A sr. unsec. notes 4.17s, 2042			330,000	326,981

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019			310,000	399,656

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			40,000	46,000

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			130,000	155,797

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			265,000	294,150

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			350,000	348,340

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			125,000	146,988

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034			153,000	197,126

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016			985,000	1,112,401

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			465,000	497,960

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			90,000	101,751

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			215,000	271,286

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			337,000	357,641

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			70,000	74,725

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			5,000	5,629

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			135,000	45,900

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016			395,765	77,669

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			110,000	86,075

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			155,000	166,142

Union Electric Co. sr. notes 6.4s, 2017			265,000	323,686

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			45,000	53,739

				12,260,617

Total corporate bonds and notes (cost $126,990,574)				$139,623,090

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (20.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.4%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, January 1, 2043			$13,000,000	$13,819,610

				13,819,610
U.S. Government Agency Mortgage Obligations (18.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3s, TBA, January 1, 2043			1,000,000	1,045,313

Federal National Mortgage Association Pass-Through Certificates
7s, March 1, 2018			128,297	141,275
5s, TBA, January 1, 2043			41,000,000	44,411,261
4s, TBA, January 1, 2043			34,000,000	36,441,095
3 1/2s, TBA, January 1, 2028			19,000,000	20,162,266
3s, TBA, January 1, 2043			3,000,000	3,144,141

				105,345,351

Total U.S. government and agency mortgage obligations (cost $119,057,350)				$119,164,961

MORTGAGE-BACKED SECURITIES (5.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (1.2%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.952s, 2037			$271,567	$432,026
IFB Ser. 2979, Class AS, 23.507s, 2034			41,638	55,141
IFB Ser. 3072, Class SB, 22.884s, 2035			417,927	659,899
IFB Ser. 3249, Class PS, 21.585s, 2036			401,484	610,293
IFB Ser. 3065, Class DC, 19.233s, 2035			298,954	468,799
IFB Ser. 2990, Class LB, 16.412s, 2034			335,621	470,510
IFB Ser. 3708, Class SQ, IO, 6.341s, 2040			1,219,068	170,633
IFB Ser. 3934, Class SA, IO, 6.191s, 2041			2,524,761	449,912
IFB Ser. 4105, Class LS, IO, 5.941s, 2041			482,390	91,977
IFB Ser. 3964, Class SA, IO, 5.791s, 2041			1,272,459	186,899
Ser. 3747, Class HI, IO, 4 1/2s, 2037			122,566	9,348
Ser. 3751, Class MI, IO, 4s, 2034			1,714,059	29,602
Ser. 3391, PO, zero %, 2037			31,778	28,725
Ser. 3300, PO, zero %, 2037			233,276	217,675
Ser. 3206, Class EO, PO, zero %, 2036			21,288	19,866
FRB Ser. 3326, Class WF, zero %, 2035			22,646	21,740

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.642s, 2036			121,505	229,161
IFB Ser. 06-8, Class HP, 23.798s, 2036			267,400	452,483
IFB Ser. 05-45, Class DA, 23.651s, 2035			467,489	776,432
IFB Ser. 05-75, Class GS, 19.621s, 2035			183,707	269,295
IFB Ser. 05-106, Class JC, 19.474s, 2035			99,258	158,580
IFB Ser. 05-83, Class QP, 16.849s, 2034			62,688	87,431
IFB Ser. 12-113, Class CS, IO, 5.94s, 2041			707,704	132,687
Ser. 07-64, Class LO, PO, zero %, 2037			142,473	132,317
Ser. 07-14, Class KO, PO, zero %, 2037			88,777	82,028
Ser. 06-125, Class OX, PO, zero %, 2037			13,228	12,622
Ser. 06-84, Class OT, PO, zero %, 2036			14,483	13,650

Government National Mortgage Association
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			1,964,900	244,866
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			2,885,443	213,552
Ser. 06-36, Class OD, PO, zero %, 2036			9,093	8,451

				6,736,600
Commercial mortgage-backed securities (2.4%)

Banc of America Commercial Mortgage Trust FRB Ser. 06-2, Class AJ, 5.761s, 2045			1,335,000	1,368,509

Banc of America Commercial Mortgage, Inc. Ser. 06-5, Class A2, 5.317s, 2047			1,767,752	1,767,949

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.856s, 2042			4,560,897	43,050
Ser. 04-5, Class XC, IO, 0.698s, 2041			6,082,565	68,660
Ser. 07-5, Class XW, IO, 0.38s, 2051			16,280,667	192,568
Ser. 05-1, Class XW, IO, 0.057s, 2042			15,086,649	4,662

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 5.89s, 2050			471,000	414,480
Ser. 04-PR3I, Class X1, IO, 0.961s, 2041			3,391,181	34,709

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.163s, 2038			9,068,013	176,826

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.134s, 2049			67,581,582	979,933

Commercial Mortgage Pass-Through Certificates 144A Ser. 06-C8, Class XS, IO, 0.158s, 2046			34,588,696	442,043

Credit Suisse Mortgage Capital Certificates Ser. 06-C5, Class AX, IO, 0.161s, 2039			14,186,907	195,779

CS First Boston Mortgage Securities Corp. Ser. 05-C5, Class AJ, 5.1s, 2038			91,000	97,124

CS First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.696s, 2038			6,771,304	7,902

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.094s, 2020			505,162	10,103

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.611s, 2033			200,186	2

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.959s, 2032			77,884	45,367

GE Capital Commercial Mortgage Corp. 144A Ser. 05-C3, Class XC, IO, 0.139s, 2045			148,425,216	621,958

GMAC Commercial Mortgage Securities, Inc. Ser. 05-C1, Class X1, IO, 0.609s, 2043			10,532,968	132,231

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030(F)			110,246	112,991
Ser. 06-GG6, Class XC, IO, 0.089s, 2038			17,973,347	31,363

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 07-LDPX, Class A3S, 5.317s, 2049			857,000	877,542
Ser. 06-LDP8, Class X, IO, 0.538s, 2045			11,406,822	182,772

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 05-CB12, Class X1, IO, 0.339s, 2037			7,499,731	60,013
Ser. 06-LDP6, Class X1, IO, 0.042s, 2043			14,028,752	50,700

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031(F)			136,004	138,054
Ser. 99-C1, Class G, 6.41s, 2031			145,590	147,183
Ser. 98-C4, Class H, 5.6s, 2035			215,000	233,705

LB-UBS Commercial Mortgage Trust Ser. 06-C7, Class A2, 5.3s, 2038			210,152	210,152

LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.342s, 2040			23,457,308	152,965
Ser. 06-C7, Class XCL, IO, 0.29s, 2038			14,312,296	242,608
Ser. 05-C7, Class XCL, IO, 0.21s, 2040			23,654,390	133,434

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.402s, 2028			4,381	—

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.849s, 2050			199,000	211,613
Ser. 03-KEY1, Class B, 5.334s, 2035			1,863,000	1,914,219

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.85s, 2039			7,782,296	82,103
Ser. 05-MCP1, Class XC, IO, 0.18s, 2043			10,310,617	115,902

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.142s, 2045			1,826,882	193,101
Ser. 05-C3, Class X, IO, 5.81s, 2044			518,699	36,413
Ser. 07-C5, Class X, IO, 5.244s, 2049			396,998	28,385

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			428,000	455,820

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			346,370	51,955

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.565s, 2039			211,000	230,897

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045			327,000	303,293
FRB Ser. 07-C34, Class AJ, 5.974s, 2046			556,000	522,640
Ser. 07-C30, Class A3, 5.246s, 2043			213,809	218,277

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.331s, 2042			19,173,439	134,214
Ser. 06-C26, Class XC, IO, 0.044s, 2045			7,181,801	16,231

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036			44,000	38,500

				13,730,900
Residential mortgage-backed securities (non-agency) (2.2%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, 5.338s, 2036			1,290,723	1,039,032

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO, zero %, 2047			4,286,915	500,363

American Home Mortgage Investment Trust Ser. 07-1, Class GIOP, IO, 2.078s, 2047			573,126	85,969

Barclays Capital, LLC Trust
FRB Ser. 12-RR10, Class 9A2, 2.662s, 2035			100,000	74,000
Ser. 12-RR10, Class 4A2, 2.626s, 2036			100,000	80,000

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037			20,000	18,725
FRB Ser. 12-RR11, Class 5A3, 13.492s, 2037			90,000	54,450
FRB Ser. 12-RR12, Class 1A3, 13.355s, 2037			430,000	238,650
Ser. 12-RR11, Class 9A2, 4s, 2037			49,529	49,405
Ser. 12-RR12, Class 1A2, 4s, 2037			320,000	322,400
Ser. 12-RR11, Class 3A2, 4s, 2036			585,050	583,587
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			128,889	128,244
FRB Ser. 12-RR12, Class 4A2, 2.917s, 2036			250,000	136,478
Ser. 12-RR11, Class 6A2, 2.614s, 2036			467,070	270,901
Ser. 12-RR11, Class 11A2, 2.6s, 2036			822,566	505,878
Ser. 09-RR7, Class 1A7, IO, 1.798s, 2046			3,099,151	131,714
Ser. 09-RR7, Class 2A7, IO, 1.58s, 2047			7,632,177	315,209

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			1,156,985	32,511
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			842,122	12,379

Chase Mortgage Finance Corp. FRB Ser. 05-A2, Class 1A5, 2.846s, 2036			283,825	242,670

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR3, Class 1A2A, 5.595s, 2036			362,282	334,205

Countrywide Alternative Loan Trust Ser. 07-19, Class 1A34, 6s, 2037			752,292	616,879

Countrywide Home Loans
Ser. 07-10, Class A21, 6s, 2037			874,218	778,054
Ser. 06-9, Class A2, 6s, 2036			228,248	205,423

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			857,793	35,942

GSR Mortgage Loan Trust FRB Ser. 06-AR1, Class 2A4, 2.774s, 2036			2,250,000	1,721,250

JPMorgan Mortgage Trust FRB Ser. 07-A4, Class 2A3, 5.547s, 2037			620,901	527,766

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO, 0.8s, 2047			878,524	29,079

Structured Asset Mortgage Investments, Inc. Ser. 06-AR8, Class X, IO, 0.4s, 2036			2,511,246	40,933

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY1, Class 4A1, 2.685s, 2037			524,659	422,350
FRB Ser. 07-HY2, Class 1A1, 2.643s, 2036			529,647	421,070
FRB Ser. 06-AR1, Class 2A1B, 1.235s, 2046			215,080	186,044
FRB Ser. 06-AR13, Class 1A, 1.046s, 2046			1,278,426	946,036
FRB Ser. 06-AR15, Class 1A, 1.006s, 2046			239,559	188,054
FRB Ser. 05-AR9, Class A1C3, 0.69s, 2045			366,732	311,723
FRB Ser. 05-AR15, Class A1A2, 0.49s, 2045			286,541	244,993

Wells Fargo Mortgage Backed Securities Trust
Ser. 06-3, Class A11, 5 1/2s, 2036			294,247	307,947
Ser. 05-9, Class 2A9, 5 1/4s, 2035			175,000	181,344

				12,321,657

Total mortgage-backed securities (cost $29,159,565)				$32,789,157

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.2%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$155,000	$128,650

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			965,000	974,650

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			1,795,000	1,629,860

Indonesia (Republic of) 144A notes 5 1/4s, 2042			520,000	603,850

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			310,000	356,500

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024			460,000	519,800

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			200,000	195,000

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			2,300,000	2,323,000

Total foreign government and agency bonds and notes (cost $6,610,223)				$6,731,310

COMMODITY LINKED NOTES (0.9%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (United Kingdom)			$1,747,000	$2,051,502

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (United Kingdom)			444,000	385,126

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBS Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (Jersey)			1,747,000	2,052,972

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)			444,000	385,928

Total commodity Linked Notes (cost $4,382,000)				$4,875,528

INVESTMENT COMPANIES (0.6%)(a)
			Shares	Value

SPDR S&P 500 ETF Trust			25,157	$3,585,376

Total investment Companies (cost $2,133,531)				$3,585,376

SENIOR LOANS (0.3%)(a)(c)
			Principal amount	Value

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			$100,128	$100,003

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017			31,430	31,649

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.46s, 2018			285,189	254,353

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.609s, 2014			35,324	34,300

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			62,319	62,371

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			72,895	73,350

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			59,954	49,687

Intelsat SA bank term loan FRN 3.21s, 2014 (Luxembourg)			460,000	459,425

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			64,400	65,024

Motor City Casino bank term loan FRN 6s, 2017			134,692	134,941

National Bedding Company, LLC bank term loan FRN Ser. B, 4s, 2013			—	—

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			120,000	120,067

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			130,000	129,147

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.746s, 2017			106,302	71,184

Thomson Learning bank term loan FRN Ser. B, 2.71s, 2014			38,159	29,986

Univision Communications, Inc. bank term loan FRN 4.459s, 2017			64,131	63,009

West Corp. bank term loan FRN Ser. B5, 5 1/2s, 2016			55,215	55,919

Total senior loans (cost $1,751,305)				$1,734,415

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			349	$342,773

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			7,800	207,870

M/I Homes, Inc. $2.438 pfd.(NON)			3,939	90,203

Total preferred stocks (cost $474,664)				$640,846

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

EPR Properties cv. pfd. Ser. C, $1.44			5,720	$125,554

General Motors Co. Ser. B, $2.375 cv. pfd.			4,439	196,958

United Technologies Corp. $3.75 cv. pfd.			1,100	61,281

Total convertible preferred stocks (cost $381,497)				$383,793

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$70,000	$76,563

Exide Technologies cv. sr. sub. notes FRN zero %, 2013			86,000	79,980

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			24,000	38,040

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014			107,000	97,704

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			27,000	29,379

Total convertible bonds and notes (cost $288,655)				$321,666

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$135,000	$143,394
4.071s, 1/1/14			35,000	36,062

Total municipal bonds and notes (cost $170,000)				$179,456

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration		Contract
Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	date/ strike		amount	Value

Credit Suisse International

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		$2,850,000	$7,610

Deutsche Bank AG

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		2,850,000	7,610

Goldman Sachs International

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		2,850,000	7,610

JPMorgan Chase Bank N.A.

(2)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.0		4,823,000	34,677

1.5/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.5		4,823,000	5,836

Total purchased swap options outstanding (cost $157,606)				$63,343

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	12	$358

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	0.01	34,898	6,980

Total warrants (cost $7,016)				$7,338

SHORT-TERM INVESTMENTS (31.3%)(a)
			Principal amount/shares	Value

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, March 11, 2013			$5,500,000	$5,498,217

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, January 14, 2013			8,000,000	7,999,480

Straight-A Funding, LLC commercial paper with effective yields ranging from 0.177% to 0.179%, January 8, 2013			3,500,000	3,499,878

U.S. Treasury Bills with an effective yield of 0.182%, May 2, 2013(SEG)			15,000,000	14,995,755

U.S. Treasury Bills with effective yields ranging from 0.169% to 0.170%, May 30, 2013(SEG)			5,000,000	4,997,895

U.S. Treasury Bills with an effective yield of 0.162%, August 22, 2013(SEG)(SEGSF)			10,000,000	9,991,790

SSgA Prime Money Market Fund 0.08%(P)			2,060,000	2,060,000

Putnam Cash Collateral Pool, LLC 0.21%(d)			359,400	359,400

Putnam Money Market Liquidity Fund 0.14%(AFF)			128,505,414	128,505,414

Total short-term investments (cost $177,898,875)				$177,907,829

TOTAL INVESTMENTS

Total investments (cost $642,226,681)(b)				$688,784,123

FORWARD CURRENCY CONTRACTS at 12/31/12 (aggregate face value $103,511,716) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	1/16/13	$2,659,456	$2,633,857	$(25,599)
	Canadian Dollar	Sell	1/16/13	89,449	89,395	(54)
	Euro	Sell	1/16/13	8,449	633	(7,816)
	Japanese Yen	Sell	1/16/13	415,525	424,625	9,100
	Peruvian New Sol	Buy	1/16/13	386,685	385,287	1,398
	Swedish Krona	Sell	1/16/13	3,023,905	2,961,259	(62,646)
Barclays Bank PLC
	Australian Dollar	Buy	1/16/13	836,599	837,862	(1,263)
	Brazilian Real	Buy	1/16/13	320,232	307,534	12,698
	British Pound	Sell	1/16/13	839,649	831,231	(8,418)
	Canadian Dollar	Sell	1/16/13	1,234,201	1,234,421	220
	Chilean Peso	Buy	1/16/13	445,430	449,085	(3,655)
	Czech Koruna	Sell	1/16/13	255,014	251,141	(3,873)
	Euro	Buy	1/16/13	308,903	293,989	14,914
	Hong Kong Dollar	Buy	1/16/13	267,754	267,774	(20)
	Indonesian Rupiah	Sell	1/16/13	124,202	124,217	15
	Japanese Yen	Sell	1/16/13	229,903	213,605	(16,298)
	Malaysian Ringgit	Buy	1/16/13	449,398	450,098	(700)
	Mexican Peso	Buy	1/16/13	668,214	672,502	(4,288)
	New Zealand Dollar	Sell	1/16/13	125,845	125,338	(507)
	Norwegian Krone	Sell	1/16/13	584,511	575,782	(8,729)
	Polish Zloty	Buy	1/16/13	349,330	341,492	7,838
	Russian Ruble	Buy	1/16/13	452,692	449,108	3,584
	Singapore Dollar	Buy	1/16/13	198,267	198,949	(682)
	Swedish Krona	Sell	1/16/13	484,003	478,900	(5,103)
	Swiss Franc	Buy	1/16/13	1,219,017	1,205,932	13,085
	Taiwan Dollar	Buy	1/16/13	205,362	205,242	120
	Thai Baht	Buy	1/16/13	125,242	124,784	458
	Turkish Lira	Buy	1/16/13	813,993	810,112	3,881
Citibank, N.A.
	Australian Dollar	Buy	1/16/13	1,249,607	1,251,801	(2,194)
	Brazilian Real	Sell	1/16/13	2,157,324	2,080,551	(76,773)
	British Pound	Sell	1/16/13	652,519	645,887	(6,632)
	Canadian Dollar	Sell	1/16/13	414,583	414,573	(10)
	Czech Koruna	Sell	1/16/13	255,030	251,280	(3,750)
	Danish Krone	Buy	1/16/13	771,529	766,301	5,228
	Euro	Buy	1/16/13	351,939	342,102	9,837
	Japanese Yen	Sell	1/16/13	415,525	424,785	9,260
	South Korean Won	Buy	1/16/13	386,404	385,781	623
	Taiwan Dollar	Buy	1/16/13	1,095	1,094	1
	Turkish Lira	Buy	1/16/13	333,979	334,147	(168)
Credit Suisse International
	Australian Dollar	Buy	1/16/13	984,850	986,076	(1,226)
	Brazilian Real	Buy	1/16/13	576,447	562,879	13,568
	British Pound	Sell	1/16/13	1,061,054	1,052,926	(8,128)
	Canadian Dollar	Sell	1/16/13	1,606,471	1,605,932	(539)
	Chinese Yuan	Buy	1/16/13	254,631	255,056	(425)
	Czech Koruna	Sell	1/16/13	255,030	251,476	(3,554)
	Euro	Buy	1/16/13	2,569,965	2,541,820	28,145
	Indonesian Rupiah	Sell	1/16/13	124,202	124,488	286
	Japanese Yen	Buy	1/16/13	1,293,460	1,368,633	(75,173)
	Mexican Peso	Buy	1/16/13	660,803	664,903	(4,100)
	New Zealand Dollar	Sell	1/16/13	495	1,697	1,202
	Norwegian Krone	Sell	1/16/13	605,230	598,408	(6,822)
	Philippine Peso	Buy	1/16/13	244,392	245,670	(1,278)
	Polish Zloty	Buy	1/16/13	547,047	543,764	3,283
	Russian Ruble	Buy	1/16/13	452,688	449,761	2,927
	South African Rand	Buy	1/16/13	79,762	76,267	3,495
	South Korean Won	Buy	1/16/13	284,716	281,114	3,602
	Swedish Krona	Buy	1/16/13	432,704	425,737	6,967
	Swiss Franc	Sell	1/16/13	395,768	397,935	2,167
	Taiwan Dollar	Buy	1/16/13	109,935	110,041	(106)
	Turkish Lira	Buy	1/16/13	754,404	751,938	2,466
Deutsche Bank AG
	Australian Dollar	Buy	1/16/13	634,400	635,501	(1,101)
	Brazilian Real	Buy	1/16/13	248,462	239,868	8,594
	British Pound	Sell	1/16/13	869,538	865,975	(3,563)
	Canadian Dollar	Sell	1/16/13	817,809	817,830	21
	Euro	Buy	1/16/13	424,147	419,824	4,323
	Mexican Peso	Buy	1/16/13	10,911	10,857	54
	Polish Zloty	Buy	1/16/13	304,740	297,823	6,917
	Singapore Dollar	Buy	1/16/13	464,724	465,828	(1,104)
	South Korean Won	Buy	1/16/13	386,404	385,943	461
	Swedish Krona	Sell	1/16/13	422,835	414,465	(8,370)
	Turkish Lira	Buy	1/16/13	188,951	188,176	775
Goldman Sachs International
	Euro	Sell	1/16/13	1,887,739	1,866,454	(21,285)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/16/13	1,987,233	1,989,687	(2,454)
	British Pound	Sell	1/16/13	3,493,582	3,458,067	(35,515)
	Canadian Dollar	Sell	1/16/13	412,070	411,944	(126)
	Euro	Buy	1/16/13	417,679	419,053	(1,374)
	Japanese Yen	Buy	1/16/13	579,242	625,528	(46,286)
	Norwegian Krone	Sell	1/16/13	849,853	839,517	(10,336)
	Philippine Peso	Buy	1/16/13	386,079	387,243	(1,164)
	Russian Ruble	Buy	1/16/13	509,547	502,283	7,264
	South Korean Won	Buy	1/16/13	386,404	386,033	371
	Turkish Lira	Buy	1/16/13	136,468	135,663	805
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/13	810,455	811,944	(1,489)
	Brazilian Real	Buy	1/16/13	248,462	239,462	9,000
	British Pound	Sell	1/16/13	1,258,905	1,246,169	(12,736)
	Canadian Dollar	Sell	1/16/13	415,085	415,067	(18)
	Chilean Peso	Buy	1/16/13	445,430	449,746	(4,316)
	Chinese Yuan	Buy	1/16/13	254,631	255,056	(425)
	Czech Koruna	Sell	1/16/13	255,030	251,212	(3,818)
	Euro	Buy	1/16/13	1,679,164	1,659,165	19,999
	Hong Kong Dollar	Buy	1/16/13	267,754	267,781	(27)
	Hong Kong Dollar	Sell	1/16/13	267,754	267,768	14
	Japanese Yen	Buy	1/16/13	1,169,102	1,231,968	(62,866)
	Malaysian Ringgit	Buy	1/16/13	449,365	450,257	(892)
	Mexican Peso	Buy	1/16/13	342,908	341,194	1,714
	New Zealand Dollar	Sell	1/16/13	124,359	123,780	(579)
	Norwegian Krone	Sell	1/16/13	156,518	154,254	(2,264)
	Polish Zloty	Buy	1/16/13	369,785	361,797	7,988
	Russian Ruble	Buy	1/16/13	509,543	500,764	8,779
	Swedish Krona	Buy	1/16/13	442,343	440,424	1,919
	Taiwan Dollar	Buy	1/16/13	514,437	515,822	(1,385)
	Turkish Lira	Buy	1/16/13	174,179	173,523	656
Royal Bank of Scotland PLC (The)
	Euro	Buy	1/16/13	25,874	25,598	276
	Euro	Sell	1/16/13	25,874	25,624	(250)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/13	1,263,198	1,265,452	(2,254)
	Brazilian Real	Buy	1/16/13	575,666	559,285	16,381
	British Pound	Sell	1/16/13	2,709,650	2,697,292	(12,358)
	Canadian Dollar	Sell	1/16/13	1,113,595	1,113,792	197
	Colombian Peso	Buy	1/16/13	391,534	386,104	5,430
	Czech Koruna	Sell	1/16/13	255,030	251,100	(3,930)
	Euro	Buy	1/16/13	424,411	417,828	6,583
	Indonesian Rupiah	Sell	1/16/13	124,202	124,462	260
	Japanese Yen	Sell	1/16/13	2,133,385	2,243,612	110,227
	Mexican Peso	Buy	1/16/13	466,631	464,280	2,351
	New Zealand Dollar	Sell	1/16/13	125,928	125,411	(517)
	Norwegian Krone	Sell	1/16/13	857,497	841,983	(15,514)
	Polish Zloty	Buy	1/16/13	576,053	571,613	4,440
	South Korean Won	Buy	1/16/13	81,653	80,546	1,107
	Swedish Krona	Buy	1/16/13	437,347	430,539	6,808
	Swiss Franc	Sell	1/16/13	449,572	451,119	1,547
	Thai Baht	Buy	1/16/13	122,583	122,155	428
	Turkish Lira	Buy	1/16/13	253,408	252,340	1,068
UBS AG
	Australian Dollar	Buy	1/16/13	421,204	421,951	(747)
	British Pound	Buy	1/16/13	7,827,462	7,749,342	78,120
	Canadian Dollar	Sell	1/16/13	409,256	409,247	(9)
	Czech Koruna	Sell	1/16/13	260,391	255,321	(5,070)
	Euro	Buy	1/16/13	400,253	392,307	7,946
	Japanese Yen	Buy	1/16/13	1,499,564	1,573,526	(73,962)
	Mexican Peso	Buy	1/16/13	393,151	398,674	(5,523)
	New Zealand Dollar	Sell	1/16/13	114,945	114,488	(457)
	Norwegian Krone	Buy	1/16/13	2,056,537	2,017,826	38,711
	Philippine Peso	Buy	1/16/13	124,748	125,339	(591)
	Russian Ruble	Buy	1/16/13	509,547	502,461	7,086
	Singapore Dollar	Buy	1/16/13	448,515	449,606	(1,091)
	Swedish Krona	Buy	1/16/13	2,913,423	2,854,919	58,504
	Taiwan Dollar	Buy	1/16/13	91,356	91,287	69
	Thai Baht	Buy	1/16/13	122,583	122,155	428
	Turkish Lira	Buy	1/16/13	578,323	577,507	816
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/13	1,215,786	1,217,756	(1,970)
	British Pound	Sell	1/16/13	868,563	865,003	(3,560)
	Canadian Dollar	Sell	1/16/13	822,633	822,638	5
	Euro	Buy	1/16/13	3,746,963	3,705,745	41,218
	Japanese Yen	Sell	1/16/13	2,913,561	3,070,053	156,492
	Mexican Peso	Buy	1/16/13	250,536	249,371	1,165
	Norwegian Krone	Sell	1/16/13	15,592	15,367	(225)

Total						$95,635

FUTURES CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	21	$2,388,773	Mar-13	$(3,715)
Australian Government Treasury Bond 10 yr (Long)	44	5,634,644	Mar-13	4,212
FTSE 100 Index (Short)	77	7,314,833	Mar-13	66,388
Japanese Government Bond 10 yr Mini (Short)	8	1,326,208	Mar-13	7,904
MSCI EAFE Index Mini (Short)	339	27,464,085	Mar-13	(418,496)
NASDAQ 100 Index E-Mini (Short)	108	5,735,340	Mar-13	21,698
Russell 2000 Index Mini (Long)	263	22,265,580	Mar-13	136,382
Russell 2000 Index Mini (Short)	58	4,910,280	Mar-13	(121,336)
S&P 500 Index (Long)	5	1,775,125	Mar-13	(1,269)
S&P 500 Index E-Mini (Short)	275	19,526,375	Mar-13	13,200
S&P Mid Cap 400 Index E-Mini (Long)	3	305,430	Mar-13	2,709
S&P Mid Cap 400 Index E-Mini (Short)	163	16,595,030	Mar-13	98,961
Tokyo Price Index (Long)	75	7,458,014	Mar-13	648,020
U.K. Gilt 10 yr (Long)	59	11,397,595	Mar-13	(21,139)
U.S. Treasury Bond 30 yr (Long)	153	22,567,500	Mar-13	(315,853)
U.S. Treasury Bond 30 yr (Short)	2	295,000	Mar-13	4,119
U.S. Treasury Bond Ultra 30 yr (Long)	42	6,828,938	Mar-13	(143,136)
U.S. Treasury Note 2 yr (Long)	178	39,243,438	Mar-13	10,412
U.S. Treasury Note 2 yr (Short)	40	8,818,750	Mar-13	(3,201)
U.S. Treasury Note 5 yr (Long)	315	39,190,430	Mar-13	(17,278)
U.S. Treasury Note 5 yr (Short)	35	4,354,492	Mar-13	1,574
U.S. Treasury Note 10 yr (Long)	128	16,996,000	Mar-13	(61,306)
U.S. Treasury Note 10 yr (Short)	157	20,846,656	Mar-13	89,710

Total				$(1,440)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/12 (premiums $69,993) (Unaudited)

Counterparty		Contract
Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	amount	Value

Deutsche Bank AG
(1.75)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.75	$1,818,000	$11,817
1.75/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.75	1,818,000	31,997

Total			$43,814

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Barclays Bank PLC
		$5,869,000	(E)	$1,937	3/20/15	0.45%	3 month USD-LIBOR-BBA	$(2,641)
		385,000	(E)	12,685	3/20/43	3 month USD-LIBOR-BBA	2.60%	(2,993)
		300,000	(E)	3,279	3/20/23	3 month USD-LIBOR-BBA	1.75%	(51)
		20,339,000	(E)	30,732	3/20/18	3 month USD-LIBOR-BBA	0.90%	28,901
		13,000,000	(E)	(13,594)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(3,454)
		125,000	(E)	(2,288)	3/20/23	1.75%	3 month USD-LIBOR-BBA	(900)
	Citibank, N.A.
		141,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	4,151
	Credit Suisse International
		3,415,000	(E)	3,954	3/20/15	0.45%	3 month USD-LIBOR-BBA	1,290
		1,155,000	(E)	(10,444)	3/20/23	1.75%	3 month USD-LIBOR-BBA	2,376
		304,000	(E)	2,457	3/20/23	3 month USD-LIBOR-BBA	1.75%	(918)
		9,345,000	(E)	(574)	3/20/18	0.90%	3 month USD-LIBOR-BBA	268
		751,000	(E)	(19,785)	3/20/43	2.60%	3 month USD-LIBOR-BBA	10,796
	Deutsche Bank AG
		907,000	(E)	6,114	3/20/23	3 month USD-LIBOR-BBA	1.75%	(3,954)
		83,000	(E)	(65)	3/20/18	3 month USD-LIBOR-BBA	0.90%	(72)
	Goldman Sachs International
		1,492,000	(E)	21,956	3/20/23	3 month USD-LIBOR-BBA	1.75%	5,395
		29,973,000	(E)	10,321	3/20/15	0.45%	3 month USD-LIBOR-BBA	(13,058)
		283,000	(E)	(14,041)	3/20/43	2.60%	3 month USD-LIBOR-BBA	(2,517)
	JPMorgan Chase Bank N.A.
		6,646,000	(E)	(41,569)	3/20/23	1.75%	3 month USD-LIBOR-BBA	32,202
	CAD	2,311,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	13,333

	Total							$68,154
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$3,240,775	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$715
	677,274	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	149
	10,332	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	22
	56,546	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(80)
	33,172	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	52
	551,829	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	122
	10,592	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20
	784,637	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,236
	2,038,425	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,201
	93,661	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	147
	17,332	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	33
	56,809	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	107
	40,922	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	77
Citibank, N.A.
	989,293	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,554
baskets	160	—	2/13/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	(47,431)
units	2,393	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(394,577)
units	1,282	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(211,386)
Goldman Sachs International
	$47,905	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	104
	1,509,242	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	333
	426,487	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,072
	770,220	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	170
	794,484	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,997
	180,343	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	453
	60,448	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13
	3,945	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	9
	413,384	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	91
	51,662	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(73)
	62,182	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(88)
	1,251,202	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	276
	1,145,014	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,628)
	1,094,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	2,023
	1,094,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	3,638
	1,094,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	3,943
	1,094,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,171
GBP	682,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(22,380)
GBP	682,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(25,928)
GBP	1,364,000	—	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(10,813)
GBP	682,000	—	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(5,550)
GBP	682,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(26,234)
JPMorgan Chase Bank N.A.
	$280,263	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	705
shares	269,208	—	10/22/13	(3 month USD-LIBOR-BBA plus 0.05%)	iShares MSCI Emerging Markets Index	726,227

Total						$5,492

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Barclays Bank PLC
	DJ CDX NA HY Series 19 Index	B+/P	$(29,423)		$3,923,000	12/20/17	500 basis points (bp)	$(798)
	DJ CDX NA IG Series 19 Index	BBB+/P	(11,225)		2,260,000	12/20/17	100 bp	(4,528)
	Citibank, N.A.
	DJ CDX NA IG Series 19 Index	BBB+/P	(42,210)		8,290,000	12/20/17	100 bp	(17,644)
	Credit Suisse International
	DJ CDX NA HY Series 19 Index	B+/P	42,013		16,805,000	12/20/17	500 bp	164,634
	DJ CDX NA IG Series 19 Index	BBB+/P	(25,876)		5,145,000	12/20/17	100 bp	(10,629)
	Deutsche Bank AG
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	BB-/F	—	EUR	440,000	9/20/13	715 bp	31,075
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	690,000	9/20/13	535 bp	34,668
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	690,000	9/20/13	477 bp	30,639
	Goldman Sachs International
	DJ CDX NA IG Series 19 Index	BBB+/P	(21,549)		$4,325,000	12/20/17	100 bp	(8,733)
	DJ CDX NA IG Series 19 Index	BBB+/P	(339)		170,000	12/20/17	100 bp	164
	JPMorgan Chase Bank N.A.
	DJ CDX NA HY Series 19 Index	B+/P	(117,488)		7,230,000	12/20/17	500 bp	(64,733)

	Total							$154,115

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent “Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ”, references to “Putnam Management” represent “Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC” and references to “OTC”, if any, represent “over-the-counter”.
(a)	Percentages indicated are based on net assets of $569,037,678.
(CLN)	The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $647,028,641, resulting in gross unrealized appreciation and depreciation of $48,992,571 and $7,237,089, respectively, or net unrealized appreciation of $41,755,482.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $86,385, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$137,610,237	$39,709,097	$48,813,920	$48,872	$128,505,414
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $355,101.
The fund received cash collateral of $359,400, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(E)	Extended settlement date on premium.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $289,721,699 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the contracts being exchange traded and the exchange's clearinghouse guaranteeing the contract from default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $347,470 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $997,315 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $609,573.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$7,296,216	$5,188,339	$—
Capital goods	10,603,122	2,233,924	16,641
Communication services	7,743,962	2,132,234	—
Conglomerates	3,192,400	339,682	—
Consumer cyclicals	18,742,855	5,922,440	3
Consumer staples	12,657,185	4,959,179	1,722
Energy	14,991,528	3,733,600	—
Financials	25,143,986	10,052,721	—
Health care	18,905,606	4,511,474	—
Technology	32,257,497	1,621,036	—
Transportation	1,343,837	922,495	—
Utilities and power	4,869,029	1,393,302	—
Total common stocks	157,747,223	43,010,426	18,366
Commodity linked notes	—	4,875,528	—
Convertible bonds and notes	—	321,666	—
Convertible preferred stocks	61,281	322,512	—
Corporate bonds and notes	—	139,623,090	—
Foreign government and agency bonds and notes	—	6,731,310	—
Investment Companies	3,585,376	—	—
Mortgage-backed securities	—	32,789,157	—
Municipal bonds and notes	—	179,456	—
Preferred stocks	—	640,846	—
Purchased swap options outstanding	—	63,343	—
Senior loans	—	1,734,415	—
U.S. Government and Agency Mortgage Obligations	—	119,164,961	—
Warrants	—	358	6,980
Short-term investments	130,565,414	47,342,415	—

Totals by level	$291,959,294	$396,799,483	$25,346

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$95,635	$—
Futures contracts	(1,440)	—	—
Written swap options outstanding	—	(43,814)	—
Interest rate swap contracts	—	77,079	—
Total return swap contracts	—	5,492	—
Credit default contracts	—	360,212	—

Totals by level	$(1,440)	$494,604	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$360,212	$—
Foreign exchange contracts	787,685	692,050
Equity contracts	1,720,923	1,194,495
Interest rate contracts	365,257	783,687

Total	$3,234,077	$2,670,232

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$35,200,000
Written swap option contracts (contract amount)	$22,700,000
Futures contracts (number of contracts)	2,400
Forward currency contracts (contract amount)	$143,600,000
OTC interest rate swap contracts (notional)	$123,900,000
OTC total return swap contracts (notional)	$67,700,000
OTC credit default swap contracts (notional)	$50,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2013